AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 84.9%
Common Stocks — 72.1%
Aerospace & Defense — 1.0%
AeroVironment, Inc.*	3,000	$258,960
Airbus SE (France)*	51,753	6,838,488
Astrotech Corp.*	7,086	7,440
Axon Enterprise, Inc.*	3,600	630,072
CAE, Inc. (Canada)*	16,800	501,904
Dassault Aviation SA (France)	45,090	5,087,202
HEICO Corp. (Class A Stock)	4,574	541,699
Hexcel Corp.*(a)	9,910	588,555
Howmet Aerospace, Inc.	51,329	1,601,465
Leonardo SpA (Italy)*	184,343	1,519,107
Meggitt PLC (United Kingdom)*	191,241	1,897,560
Mercury Systems, Inc.*	3,500	165,970
Montana Aerospace AG (Germany), 144A*	20,600	736,947
Northrop Grumman Corp.	8,084	2,911,453
Rolls-Royce Holdings PLC (United Kingdom)*	1,618,623	3,032,009
Spirit AeroSystems Holdings, Inc. (Class A Stock)	14,367	634,878
Thales SA (France)	94,222	9,151,702
		36,105,411
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.*	5,400	423,576
United Parcel Service, Inc. (Class B Stock)	49,037	8,929,638
		9,353,214
Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)*	764,698	282,106
Allegiant Travel Co.*	800	156,384
JetBlue Airways Corp.*	29,500	451,055
Spirit Airlines, Inc.*	6,500	168,610
United Airlines Holdings, Inc.*	23,447	1,115,374
		2,173,529
Auto Components — 0.5%
Autel Intelligent Technology Corp. Ltd. (China) (Class A Stock)	51,444	564,069
Autoliv, Inc. (Sweden)(a)	6,130	525,464
Bridgestone Corp. (Japan)	41,200	1,945,575
CIE Automotive SA (Spain)	12,249	308,551
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	41,446	270,550
Gentex Corp.	15,162	500,043
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	275,000	970,310
Kendrion NV (Netherlands)	6,623	164,781
Lear Corp.	3,560	557,069
Magna International, Inc. (Canada)	36,823	2,770,562
Musashi Seimitsu Industry Co. Ltd. (Japan)	34,100	597,227
NGK Spark Plug Co. Ltd. (Japan)	19,800	308,204
Nifco, Inc. (Japan)	10,800	334,544
Nippon Seiki Co. Ltd. (Japan)	35,800	376,901
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	134,000	$3,368,890
Tenneco, Inc. (Class A Stock)*	37,700	537,979
Toyo Tire Corp. (Japan)	32,100	574,325
Valeo (France)	39,473	1,103,182
Veoneer, Inc. (Sweden)*(a)	12,030	409,742
		16,187,968
Automobiles — 0.4%
Daimler AG (Germany)	35,605	3,147,671
Knaus Tabbert AG (Germany)	5,613	412,402
Maruti Suzuki India Ltd. (India)	17,078	1,684,167
Stellantis NV	126,477	2,404,518
Suzuki Motor Corp. (Japan)	36,300	1,609,550
Toyota Motor Corp. (Japan)	340,000	6,035,359
		15,293,667
Banks — 3.7%
Axis Bank Ltd. (India)*	318,255	3,263,233
Banco Bilbao Vizcaya Argentaria SA (Spain)	372,612	2,450,831
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	3,978,331	718,987
Bank Central Asia Tbk PT (Indonesia)	1,448,900	3,535,421
Bank of America Corp.	356,055	15,114,535
BankUnited, Inc.	17,200	719,304
BAWAG Group AG (Austria), 144A*	73,942	4,730,624
BNP Paribas SA (France)	70,251	4,485,093
Capitec Bank Holdings Ltd. (South Africa)	15,095	1,824,670
Citigroup, Inc.	67,495	4,736,799
County Bancorp, Inc.(a)	5,100	185,895
Eagle Bancorp, Inc.	9,630	553,725
East West Bancorp, Inc.	32,000	2,481,280
Erste Group Bank AG (Austria)	134,072	5,891,148
FinecoBank Banca Fineco SpA (Italy)*	51,377	929,476
First Business Financial Services, Inc.	18,288	525,048
First Citizens BancShares, Inc. (Class A Stock)(a)	720	607,082
First Internet Bancorp	3,928	122,475
Fukuoka Financial Group, Inc. (Japan)	19,600	352,141
Hilltop Holdings, Inc.	13,200	431,244
Home BancShares, Inc.	29,180	686,605
HSBC Holdings PLC (United Kingdom)	249,514	1,305,258
ICICI Bank Ltd. (India), ADR(a)	103,084	1,945,195
ING Groep NV (Netherlands)	505,564	7,341,167
JPMorgan Chase & Co.	53,047	8,683,263
KBC Group NV (Belgium)	29,171	2,617,778
Kotak Mahindra Bank Ltd. (India)	46,359	1,248,474
Lloyds Banking Group PLC (United Kingdom)	4,478,310	2,775,240
Mitsubishi UFJ Financial Group, Inc. (Japan)	542,400	3,186,454
National Bank of Canada (Canada)	32,222	2,474,780
OTP Bank Nyrt (Hungary)*	21,210	1,244,407
Pacific Premier Bancorp, Inc.	4,296	178,026
Park National Corp.(a)	4,388	535,117
Pinnacle Financial Partners, Inc.	8,686	817,179
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	3,238	$633,482
Renasant Corp.	14,730	531,016
Sberbank of Russia PJSC (Russia), ADR	103,766	1,946,103
Seacoast Banking Corp. of Florida	20,300	686,343
Signature Bank	4,209	1,146,027
SouthState Corp.	9,690	723,552
Sterling Bancorp	27,938	697,332
Swedbank AB (Sweden) (Class A Stock)	289,137	5,831,077
United Overseas Bank Ltd. (Singapore)	154,700	2,920,000
Van Lanschot Kempen NV (Netherlands)	13,241	408,933
Webster Financial Corp.	15,002	817,009
Wells Fargo & Co.	490,134	22,747,119
WesBanco, Inc.	17,433	594,117
Western Alliance Bancorp	8,779	955,331
		129,335,395
Beverages — 0.6%
Asahi Group Holdings Ltd. (Japan)	52,100	2,512,496
Boston Beer Co., Inc. (The) (Class A Stock)*	293	149,357
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	17,000	245,324
Coca-Cola Co. (The)	82,781	4,343,519
Coca-Cola Consolidated, Inc.(a)	670	264,101
Diageo PLC (United Kingdom)	24,070	1,163,056
Keurig Dr. Pepper, Inc.	34,920	1,192,867
Kirin Holdings Co. Ltd. (Japan)	107,800	1,996,034
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,667	1,888,260
National Beverage Corp.	1,420	74,536
PepsiCo, Inc.	34,209	5,145,376
Treasury Wine Estates Ltd. (Australia)	185,762	1,647,884
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	66,000	517,015
		21,139,825
Biotechnology — 0.9%
AbbVie, Inc.	90,712	9,785,103
Abcam PLC (United Kingdom)*	59,956	1,216,515
ACADIA Pharmaceuticals, Inc.*(a)	5,000	83,050
Acceleron Pharma, Inc.*	4,870	838,127
AIM ImmunoTech, Inc.*(a)	116,800	235,936
Alkermes PLC*	22,760	701,918
Alnylam Pharmaceuticals, Inc.*	4,880	921,393
Apellis Pharmaceuticals, Inc.*	2,225	73,336
Argenx SE (Netherlands), ADR*(a)	3,667	1,107,434
Arrowhead Pharmaceuticals, Inc.*	1,700	106,131
BioMarin Pharmaceutical, Inc.*	6,855	529,823
Blueprint Medicines Corp.*	6,850	704,248
Bridgebio Pharma, Inc.*	1,400	65,618
Clovis Oncology, Inc.*(a)	38,400	171,264
Denali Therapeutics, Inc.*	4,200	211,890
Exact Sciences Corp.*	8,584	819,343
Exelixis, Inc.*	16,100	340,354
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Fate Therapeutics, Inc.*	3,800	$225,226
Genmab A/S (Denmark)*	2,695	1,179,332
Genprex, Inc.*(a)	31,400	84,152
Genus PLC (United Kingdom)	15,382	1,130,434
Global Blood Therapeutics, Inc.*	3,758	95,754
Harpoon Therapeutics, Inc.*	13,200	104,280
Horizon Therapeutics PLC*	6,500	712,010
IGM Biosciences, Inc.*	245	16,111
I-Mab (China), ADR*	8,073	585,212
Immunome, Inc.*(a)	2,600	63,310
Inovio Pharmaceuticals, Inc.*(a)	20,700	148,212
Insmed, Inc.*(a)	15,400	424,116
Intellia Therapeutics, Inc.*	2,200	295,130
Invitae Corp.*(a)	7,100	201,853
Ionis Pharmaceuticals, Inc.*	10,079	338,050
Iovance Biotherapeutics, Inc.*	9,400	231,804
Kodiak Sciences, Inc.*	2,059	197,623
Mirati Therapeutics, Inc.*	3,600	636,876
MorphoSys AG (Germany)*	15,487	734,266
Neurocrine Biosciences, Inc.*	6,028	578,145
Novavax, Inc.*(a)	2,200	456,082
Oxford Nanopore Technologies PLC (United Kingdom)*	40,734	336,205
PharmaCyte Biotech, Inc.*	41,700	132,189
Radius Health, Inc.*	9,000	111,690
Regulus Therapeutics, Inc.*	38,100	26,312
Sage Therapeutics, Inc.*	5,070	224,652
Sarepta Therapeutics, Inc.*	3,400	314,432
Scholar Rock Holding Corp.*(a)	3,606	119,070
Seagen, Inc.*	5,503	934,409
TG Therapeutics, Inc.*	3,300	109,824
Turning Point Therapeutics, Inc.*	1,800	119,574
Twist Bioscience Corp.*	900	96,273
Ultragenyx Pharmaceutical, Inc.*	14,289	1,288,725
United Therapeutics Corp.*	3,955	730,014
Xencor, Inc.*	4,310	140,765
Zealand Pharma A/S (Denmark)*	12,454	358,304
Zentalis Pharmaceuticals, Inc.*	2,000	133,280
		31,525,179
Building Products — 0.2%
American Woodmark Corp.*	4,340	283,706
Apogee Enterprises, Inc.	10,990	414,982
Armstrong World Industries, Inc.	2,300	219,581
Assa Abloy AB (Sweden) (Class B Stock)	52,460	1,523,760
Astral Ltd. (India)	24,395	710,988
Blue Star Ltd. (India)	27,618	338,328
Carel Industries SpA (Italy), 144A	45,908	1,226,042
Carlisle Cos., Inc.	1,217	241,927
Cornerstone Building Brands, Inc.*	14,412	210,559
DIRTT Environmental Solutions (Canada)*(a)	13,694	42,382
Genuit Group PLC (United Kingdom)	69,381	652,207
Gibraltar Industries, Inc.*	1,709	119,032
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	25,700	547,856
Nitto Boseki Co. Ltd. (Japan)(a)	7,100	237,973

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Sanwa Holdings Corp. (Japan)	48,100	$624,407
Simpson Manufacturing Co., Inc.	6,400	684,608
Trex Co., Inc.*	9,060	923,486
		9,001,824
Capital Markets — 3.2%
Affiliated Managers Group, Inc.	700	105,763
AJ Bell PLC (United Kingdom)	71,719	387,674
Apollo Global Management, Inc.	23,463	1,445,086
Ashford, Inc.*	2,410	35,065
Avanza Bank Holding AB (Sweden)	25,317	894,283
Blackstone, Inc.	23,100	2,687,454
Blucora, Inc.*	21,700	338,303
Bridgepoint Group PLC (United Kingdom), 144A*	182,186	1,232,509
Charles Schwab Corp. (The)	301,122	21,933,726
CME Group, Inc.	16,786	3,246,077
Coinbase Global, Inc. (Class A Stock)*(a)	737	167,653
Deutsche Boerse AG (Germany)	19,960	3,240,001
Draper Esprit PLC (United Kingdom)*	114,390	1,547,928
FactSet Research Systems, Inc.	2,278	899,309
flatexDEGIRO AG (Germany)*	28,761	610,485
Goldman Sachs Group, Inc. (The)	33,673	12,729,404
Greenhill & Co., Inc.	14,848	217,078
Hargreaves Lansdown PLC (United Kingdom)(a)	42,479	816,966
Intermediate Capital Group PLC (United Kingdom)	50,538	1,388,585
Investec PLC (South Africa)	185,824	796,717
IP Group PLC (United Kingdom)	117,719	224,228
Julius Baer Group Ltd. (Switzerland)	67,458	4,479,061
KKR & Co., Inc.	17,294	1,052,859
London Stock Exchange Group PLC (United Kingdom)	63,860	6,379,261
LPL Financial Holdings, Inc.	2,500	391,900
Morgan Stanley	305,140	29,693,173
MSCI, Inc.	565	343,712
Ninety One PLC (United Kingdom)	36,910	127,478
Robinhood Markets, Inc. (Class A Stock)*(a)	13,349	561,726
S&P Global, Inc.	10,874	4,620,254
Tikehau Capital SCA (France)	16,545	497,064
TMX Group Ltd. (Canada)	37,618	4,056,721
Tradeweb Markets, Inc. (Class A Stock)	5,474	442,190
UBS Group AG (Switzerland)	184,073	2,951,888
Virtus Investment Partners, Inc.	2,210	685,807
XP, Inc. (Brazil) (Class A Stock)*	44,853	1,801,745
		113,029,133
Chemicals — 1.8%
Air Liquide SA (France)	15,980	2,562,718
Air Products & Chemicals, Inc.	7,630	1,954,119
Akzo Nobel NV (Netherlands)	61,786	6,746,381
Amyris, Inc.*(a)	21,700	297,941
BASF SE (Germany)	28,209	2,145,449
Chr Hansen Holding A/S (Denmark)	15,132	1,231,456
Covestro AG (Germany), 144A	32,726	2,235,045
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Croda International PLC (United Kingdom)	8,607	$987,946
Denka Co. Ltd. (Japan)	6,400	223,261
DIC Corp. (Japan)	66,700	1,881,101
Ecolab, Inc.	1,862	388,450
Fine Organic Industries Ltd. (India)	1,541	64,008
GCP Applied Technologies, Inc.*	17,965	393,793
Huntsman Corp.	20,593	609,347
Incitec Pivot Ltd. (Australia)	768,015	1,610,943
International Flavors & Fragrances, Inc.	14,477	1,935,864
Kansai Paint Co. Ltd. (Japan)	37,100	920,415
Koninklijke DSM NV (Netherlands)	9,254	1,850,140
Kraton Corp.*	11,900	543,116
Linde PLC (United Kingdom) (NYSE)	45,433	13,329,134
Linde PLC (United Kingdom) (BATE)	12,015	3,545,723
Nippon Shokubai Co. Ltd. (Japan)	22,600	1,163,933
Nippon Soda Co. Ltd. (Japan)	14,300	460,331
PPG Industries, Inc.	21,268	3,041,537
Quaker Chemical Corp.(a)	660	156,895
RPM International, Inc.	29,457	2,287,336
Sakata INX Corp. (Japan)	45,300	475,709
Sherwin-Williams Co. (The)	32,365	9,053,461
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,000	227,339
Tronox Holdings PLC (Class A Stock)	24,300	598,995
Valvoline, Inc.	25,587	797,803
Victrex PLC (United Kingdom)	21,445	688,198
		64,407,887
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.	63,502	187,331
Beijing Enterprises Urban Resources Group Ltd. (China)*	212,000	22,123
Brady Corp. (Class A Stock)	2,700	136,890
Cintas Corp.	4,115	1,566,416
Clean Harbors, Inc.*	5,964	619,481
Copart, Inc.*	5,192	720,234
Covanta Holding Corp.	25,300	509,036
Deluxe Corp.	8,000	287,120
Downer EDI Ltd. (Australia)	490,158	2,254,568
IAA, Inc.*	9,011	491,730
KAR Auction Services, Inc.*	18,611	305,034
Republic Services, Inc.	39,939	4,795,076
SPIE SA (France)	28,272	641,641
Stericycle, Inc.*	7,100	482,587
UniFirst Corp.	677	143,944
Waste Connections, Inc.	62,699	7,895,685
		21,058,896
Communications Equipment — 0.0%
CommScope Holding Co., Inc.*	25,300	343,827
Lumentum Holdings, Inc.*	6,227	520,204
Motorola Solutions, Inc.	502	116,625
Viavi Solutions, Inc.*	31,287	492,457
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	44,400	239,048
		1,712,161

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.1%
Arcosa, Inc.	10,600	$531,802
JGC Holdings Corp. (Japan)	88,800	820,679
Maeda Corp. (Japan)(a)	82,300	652,494
MasTec, Inc.*	8,200	707,496
		2,712,471
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	19,585	1,462,625
Martin Marietta Materials, Inc.	3,228	1,102,943
Taiheiyo Cement Corp. (Japan)	73,400	1,515,880
		4,081,448
Consumer Finance — 0.2%
Aiful Corp. (Japan)	243,600	817,068
Ally Financial, Inc.	6,150	313,958
American Express Co.	11,599	1,943,181
CreditAccess Grameen Ltd. (India)*	24,016	205,631
Funding Circle Holdings PLC (United Kingdom), 144A*	245,728	495,809
LendingTree, Inc.*	180	25,169
PROG Holdings, Inc.	5,257	220,847
Shriram Transport Finance Co. Ltd. (India)	114,531	1,993,812
SLM Corp.	33,985	598,136
SoFi Technologies, Inc.*(a)	17,063	270,960
		6,884,571
Containers & Packaging — 1.2%
Amcor PLC, CDI	339,590	3,988,033
Avery Dennison Corp.	26,149	5,418,334
Ball Corp.	55,363	4,981,009
Crown Holdings, Inc.	6,300	634,914
Graphic Packaging Holding Co.	35,500	675,920
International Paper Co.	169,330	9,468,934
Mayr Melnhof Karton AG (Austria)	2,293	440,010
O-I Glass, Inc.*	26,100	372,447
Packaging Corp. of America	33,355	4,584,311
Sealed Air Corp.	42,095	2,306,385
Westrock Co.	210,866	10,507,453
		43,377,750
Distributors — 0.0%
PALTAC Corp. (Japan)	6,800	306,765
Diversified Consumer Services — 0.2%
2U, Inc.*(a)	11,400	382,698
Arco Platform Ltd. (Brazil) (Class A Stock)*	16,400	355,880
Benesse Holdings, Inc. (Japan)	37,100	839,548
Bright Horizons Family Solutions, Inc.*	10,920	1,522,466
Frontdoor, Inc.*	1,050	43,995
Graham Holdings Co. (Class B Stock)	580	341,713
Hope Education Group Co. Ltd. (China), 144A	2,358,000	351,416
IDP Education Ltd. (Australia)	36,973	900,995
Service Corp. International	7,030	423,628
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Terminix Global Holdings, Inc.*	12,100	$504,207
		5,666,546
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	249,428	2,688,480
Equitable Holdings, Inc.	144,185	4,273,643
Hypoport SE (Germany)*	953	639,528
ORIX Corp. (Japan)	149,500	2,785,553
Syncona Ltd.*	134,281	305,578
Voya Financial, Inc.	13,050	801,139
		11,493,921
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	6,070	284,380
Helios Towers PLC (Tanzania)*(a)	280,745	689,845
Indus Towers Ltd. (India)	348,292	1,444,316
KT Corp. (South Korea)	12,578	344,694
KT Corp. (South Korea), ADR(a)	113,824	1,550,283
Liberty Global PLC (United Kingdom) (Class C Stock)*	11,767	346,656
Liberty Latin America Ltd. (Chile) (Class A Stock)*	16,092	210,483
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	10,151	133,181
Nippon Telegraph & Telephone Corp. (Japan)	386,400	10,678,527
Orange SA (France)	59,583	644,375
Sarana Menara Nusantara Tbk PT (Indonesia)	27,670,000	2,551,657
Telefonica Deutschland Holding AG (Germany)	344,051	979,956
V-Cube, Inc. (Japan)(a)	20,900	293,627
		20,151,980
Electric Utilities — 0.8%
EDP - Energias do Brasil SA (Brazil)	341,542	1,157,759
Enel SpA (Italy)	325,945	2,510,312
Evergy, Inc.	9,078	564,652
Eversource Energy	40,202	3,286,916
Exelon Corp.	12,652	611,598
Iberdrola SA (Spain)	304,881	3,060,218
IDACORP, Inc.	1,996	206,346
NextEra Energy, Inc.	181,195	14,227,431
OGE Energy Corp.	9,668	318,657
PG&E Corp.*	14,800	142,080
Southern Co. (The)	53,521	3,316,696
Via Renewables, Inc.(a)	30,900	314,871
Xcel Energy, Inc.	8,447	527,937
		30,245,473
Electrical Equipment — 0.6%
Hongfa Technology Co. Ltd. (China) (Class A Stock)	57,500	554,065
Hubbell, Inc.	22,802	4,119,637
Idec Corp. (Japan)(a)	16,200	319,746
Mabuchi Motor Co. Ltd. (Japan)	8,900	308,031
Mitsubishi Electric Corp. (Japan)	182,400	2,536,233

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
NARI Technology Co. Ltd. (China) (Class A Stock)	420,480	$2,326,502
Plug Power, Inc.*(a)	21,514	549,467
Polycab India Ltd. (India)	23,089	742,741
Prysmian SpA (Italy)	54,600	1,913,154
Rockwell Automation, Inc.	4,630	1,361,405
Schneider Electric SE	11,772	1,957,152
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	109,600	543,605
Shoals Technologies Group, Inc. (Class A Stock)*	7,270	202,688
Signify NV (Netherlands), 144A	34,745	1,733,885
Sunrun, Inc.*	4,900	215,600
Thermon Group Holdings, Inc.*	13,945	241,388
TPI Composites, Inc.*(a)	9,400	317,250
		19,942,549
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	39,292	2,877,353
Avnet, Inc.	17,560	649,193
Barco NV (Belgium)	12,187	264,275
Cognex Corp.	11,076	888,517
Coherent, Inc.*	2,580	645,232
Daiwabo Holdings Co. Ltd. (Japan)	46,000	737,280
Horiba Ltd. (Japan)	6,500	454,573
Itron, Inc.*	5,900	446,217
Littelfuse, Inc.	907	247,856
Murata Manufacturing Co. Ltd. (Japan)	36,000	3,209,492
National Instruments Corp.	7,308	286,693
Nippon Ceramic Co. Ltd. (Japan)	9,200	251,523
Renishaw PLC (United Kingdom)	9,654	612,239
Sensirion Holding AG (Switzerland), 144A*	6,222	757,062
Shimadzu Corp. (Japan)	36,300	1,593,722
Taiyo Yuden Co. Ltd. (Japan)(a)	8,400	492,750
TE Connectivity Ltd.	25,297	3,471,255
		17,885,232
Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	6,720	169,210
Helmerich & Payne, Inc.	14,800	405,668
Modec, Inc. (Japan)	26,700	421,644
Natural Gas Services Group, Inc.*	21,188	219,931
Oceaneering International, Inc.*	26,489	352,833
TechnipFMC PLC (United Kingdom)*	26,136	196,804
Tenaris SA, ADR(a)	74,369	1,569,930
Worley Ltd. (Australia)	225,880	1,602,925
		4,938,945
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	9,999	380,562
CTS Eventim AG & Co. KGaA (Germany)*	15,687	1,180,574
Frontier Developments PLC (United Kingdom)*(a)	10,946	363,958
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	9,401	$442,317
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	53,662	2,758,763
Live Nation Entertainment, Inc.*(a)	41,546	3,786,087
Netflix, Inc.*	15,876	9,689,758
Roku, Inc.*	4,775	1,496,246
Sea Ltd. (Taiwan), ADR*	31,433	10,018,640
Spotify Technology SA*	3,994	900,008
Walt Disney Co. (The)*	95,164	16,098,894
Warner Music Group Corp. (Class A Stock)	1,344	57,443
World Wrestling Entertainment, Inc. (Class A Stock)(a)	8,700	489,462
Zynga, Inc. (Class A Stock)*	44,531	335,318
		47,998,030
Equity Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	130,381	2,661,076
Alexandria Real Estate Equities, Inc.	38,508	7,357,724
American Campus Communities, Inc.	53,556	2,594,788
American Tower Corp.	19,216	5,100,119
Americold Realty Trust(a)	6,800	197,540
Apartment Income REIT Corp.	27,452	1,339,932
Apple Hospitality REIT, Inc.	151,758	2,387,153
AvalonBay Communities, Inc.	23,007	5,099,271
Braemar Hotels & Resorts, Inc.*(a)	26,318	127,642
Camden Property Trust	75,324	11,108,030
Centerspace	3,570	337,365
Crown Castle International Corp.	16,441	2,849,554
CubeSmart	90,975	4,407,739
Derwent London PLC (United Kingdom)	14,529	677,581
DigitalBridge Group, Inc.*(a)	75,288	453,987
Douglas Emmett, Inc.	96,760	3,058,584
EastGroup Properties, Inc.	17,510	2,917,691
Equinix, Inc.	9,778	7,725,891
Equity Commonwealth*	1,500	38,970
Equity LifeStyle Properties, Inc.	113,905	8,895,980
Equity Residential	131,103	10,608,855
Essex Property Trust, Inc.	15,648	5,003,292
Federal Realty Investment Trust	11,635	1,372,814
GEO Group, Inc. (The)(a)	10,600	79,182
Great Portland Estates PLC (United Kingdom)	160,864	1,613,447
Healthcare Realty Trust, Inc.	42,196	1,256,597
Healthcare Trust of America, Inc. (Class A Stock)(a)	42,333	1,255,597
Highwoods Properties, Inc.	27,888	1,223,168
Host Hotels & Resorts, Inc.*(a)	55,026	898,575
Independence Realty Trust, Inc.(a)	32,251	656,308
Industrial & Infrastructure Fund Investment Corp. (Japan)	4	7,301
Inmobiliaria Colonial Socimi SA (Spain)	71,089	690,210
Innovative Industrial Properties, Inc.(a)	2,400	554,808
Invitation Homes, Inc.	20,150	772,349
JBG SMITH Properties	13,700	405,657
Kilroy Realty Corp.	35,810	2,370,980

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.	81,574	$1,692,660
National Retail Properties, Inc.	17,500	755,825
National Storage Affiliates Trust	8,900	469,831
Office Properties Income Trust	7,701	195,066
Omega Healthcare Investors, Inc.	9,900	296,604
Paramount Group, Inc.	62,630	563,044
Pebblebrook Hotel Trust(a)	95,629	2,143,046
Power REIT*(a)	7,384	368,942
Prologis, Inc.	177,858	22,308,729
PS Business Parks, Inc.	12,295	1,927,118
Public Storage	17,133	5,090,214
Rayonier, Inc.	18,291	652,623
Regency Centers Corp.	37,738	2,540,900
Rexford Industrial Realty, Inc.	48,197	2,735,180
RLJ Lodging Trust	39,068	580,550
RPT Realty	47,907	611,293
Sabra Health Care REIT, Inc.	32,339	476,030
SBA Communications Corp.	5,522	1,825,408
Scentre Group (Australia)	564,460	1,208,412
Simon Property Group, Inc.	19,587	2,545,722
SL Green Realty Corp.(a)	20,974	1,485,798
STAG Industrial, Inc.	15,778	619,286
Sun Communities, Inc.	3,981	736,883
Sunstone Hotel Investors, Inc.*	92,850	1,108,629
Terreno Realty Corp.	40,012	2,529,959
Urban Edge Properties	35,600	651,836
VICI Properties, Inc.(a)	5,900	167,619
Welltower, Inc.	152,844	12,594,346
Weyerhaeuser Co.	24,234	862,003
Xenia Hotels & Resorts, Inc.*	32,100	569,454
		168,418,767
Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	2,560	482,432
Costco Wholesale Corp.	6,140	2,759,009
CP ALL PCL (Thailand)	975,500	1,825,549
Jeronimo Martins SGPS SA (Portugal)	186,180	3,668,767
MatsukiyoCocokara & Co. (Japan)	55,500	2,503,260
Ocado Group PLC (United Kingdom)*	59,469	1,329,169
Performance Food Group Co.*	4,488	208,512
PriceSmart, Inc.	3,070	238,079
Seven & i Holdings Co. Ltd. (Japan)	63,100	2,866,710
Sprouts Farmers Market, Inc.*	13,912	322,341
United Natural Foods, Inc.*	10,880	526,810
Walmart, Inc.	23,595	3,288,671
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	71,531	575,501
		20,594,810
Food Products — 0.7%
Barry Callebaut AG (Switzerland)	952	2,163,142
Beyond Meat, Inc.*(a)	1,100	115,786
Cal-Maine Foods, Inc.(a)	9,520	344,243
China Feihe Ltd. (China), 144A	274,000	464,518
China Mengniu Dairy Co. Ltd. (China)*	302,000	1,946,401
Darling Ingredients, Inc.*	5,181	372,514
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	8,826
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Edita Food Industries SAE (Egypt), GDR	16,145	$35,945
Freshpet, Inc.*	1,654	236,009
Ingredion, Inc.	5,430	483,324
Lotus Bakeries NV (Belgium)	35	215,483
McCormick & Co., Inc.	16,428	1,331,161
Mondelez International, Inc. (Class A Stock)	97,351	5,663,881
Nestle SA (Switzerland)	77,088	9,296,320
Post Holdings, Inc.*	5,080	559,613
Simply Good Foods Co. (The)*	19,000	655,310
		23,892,476
Gas Utilities — 0.1%
Atmos Energy Corp.	24,278	2,141,320
National Fuel Gas Co.(a)	10,337	542,899
Southwest Gas Holdings, Inc.	8,805	588,878
		3,273,097
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	15,083	1,781,755
Alcon, Inc. (Switzerland)	35,799	2,904,963
Align Technology, Inc.*	744	495,080
Ambu A/S (Denmark) (Class B Stock)(a)	23,129	683,461
Becton, Dickinson & Co.	33,793	8,306,995
BioMerieux (France)	2,126	242,668
Cochlear Ltd. (Australia)	3,895	614,419
Cooper Cos., Inc. (The)	2,280	942,347
CryoPort, Inc.*(a)	5,000	332,550
Danaher Corp.	99,178	30,193,750
DENTSPLY SIRONA, Inc.	39,109	2,270,278
DiaSorin SpA (Italy)	10,147	2,124,370
Envista Holdings Corp.*	5,146	215,154
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	67,689	1,488,787
GVS SpA (Italy), 144A	35,940	511,489
Haemonetics Corp.*	5,460	385,421
ICU Medical, Inc.*	900	210,042
Insulet Corp.*	2,901	824,551
Intuitive Surgical, Inc.*	6,711	6,671,741
Koninklijke Philips NV (Netherlands)	117,988	5,238,266
Masimo Corp.*	2,650	717,382
Medtronic PLC	102,872	12,895,005
Meridian Bioscience, Inc.*(a)	17,100	329,004
Nakanishi, Inc. (Japan)	21,700	493,400
Nevro Corp.*	3,300	384,054
Nipro Corp. (Japan)	68,100	707,812
Novocure Ltd.*	2,866	332,943
OraSure Technologies, Inc.*(a)	21,000	237,510
Outset Medical, Inc.*	2,586	127,852
Penumbra, Inc.*	2,600	692,900
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	40,400	709,322
Quidel Corp.*	3,540	499,671
ReShape Lifesciences, Inc.*	29,900	86,112
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	170,200	783,811

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	276,000	$491,141
Shockwave Medical, Inc.*	1,313	270,320
Smith & Nephew PLC (United Kingdom)	174,983	3,005,021
STERIS PLC	1,101	224,912
Stryker Corp.	32,775	8,643,423
Tandem Diabetes Care, Inc.*	6,300	752,094
Teleflex, Inc.	11,806	4,445,549
Vimian Group AB (Sweden)*	27,976	267,884
Zylox-Tonbridge Medical Technology Co. Ltd. (China), 144A*	11,000	61,961
		103,597,170
Health Care Providers & Services — 1.9%
agilon health, Inc.*(a)	10,610	278,088
Ambea AB (Sweden), 144A	57,379	419,868
Amedisys, Inc.*	3,360	500,976
Amplifon SpA (Italy)	53,873	2,565,125
Anthem, Inc.	19,457	7,253,570
Apollo Medical Holdings, Inc.*	1,000	91,050
Centene Corp.*	67,928	4,232,594
Chemed Corp.	810	376,747
Cigna Corp.	19,808	3,964,769
CVS Group PLC (United Kingdom)*	18,650	609,754
dentalcorp Holdings Ltd. (Canada)*	30,655	401,037
Dr. Lal PathLabs Ltd. (India), 144A	5,017	248,316
Fresenius SE & Co. KGaA (Germany)	44,772	2,144,999
Guardant Health, Inc.*(a)	3,400	425,034
HCA Healthcare, Inc.	44,941	10,908,080
Humana, Inc.	6,231	2,424,794
Integrated Diagnostics Holdings PLC (Egypt), 144A	271,900	330,413
MEDNAX, Inc.*	20,766	590,377
Molina Healthcare, Inc.*	11,395	3,091,577
New Horizon Health Ltd. (China), 144A*	19,000	83,320
Oak Street Health, Inc.*	4,600	195,638
Pennant Group, Inc. (The)*	2,562	71,967
Progyny, Inc.*	2,000	112,000
Rede D’Or Sao Luiz SA (Brazil), 144A	103,772	1,291,779
Select Medical Holdings Corp.	20,375	736,964
Sinopharm Group Co. Ltd. (China) (Class H Stock)	248,800	650,744
Tenet Healthcare Corp.*	4,600	305,624
UnitedHealth Group, Inc.	62,056	24,247,761
		68,552,965
Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	1,000	232,880
Phreesia, Inc.*	2,292	141,416
Simulations Plus, Inc.(a)	6,600	260,700
Teladoc Health, Inc.*(a)	5,173	655,988
Veeva Systems, Inc. (Class A Stock)*	9,399	2,708,510
		3,999,494
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. (Class A Stock)*	6,786	$1,138,352
Aramark	11,000	361,460
Bloomin’ Brands, Inc.*	8,847	221,175
Booking Holdings, Inc.*	899	2,134,109
Brinker International, Inc.*	5,940	291,357
BTG Hotels Group Co. Ltd. (China) (Class A Stock)*	308,619	1,037,522
Carrols Restaurant Group, Inc.	17,600	64,416
Cheesecake Factory, Inc. (The)*(a)	6,640	312,080
Chipotle Mexican Grill, Inc.*	1,268	2,304,615
Denny’s Corp.*(a)	23,515	384,235
DraftKings, Inc. (Class A Stock)*(a)	10,100	486,416
Galaxy Entertainment Group Ltd. (Macau)*	218,000	1,115,546
Helens International Holdings Co. Ltd. (China)*	125,000	365,302
Hilton Worldwide Holdings, Inc.*	73,588	9,721,711
Kyoritsu Maintenance Co. Ltd. (Japan)	4,800	186,910
Las Vegas Sands Corp.*	32,780	1,199,748
Marriott International, Inc. (Class A Stock)*	70,098	10,380,813
Marriott Vacations Worldwide Corp.	1,482	233,163
McDonald’s Corp.	18,776	4,527,081
MGM Resorts International	78,930	3,405,830
Noodles & Co.*	20,600	243,080
Planet Fitness, Inc. (Class A Stock)*	26,720	2,098,856
Playtech PLC (United Kingdom)*	93,058	585,334
Round One Corp. (Japan)(a)	43,600	606,825
Scientific Games Corp.*(a)	9,900	822,393
SSP Group PLC (United Kingdom)*	105,993	396,203
Starbucks Corp.	50,719	5,594,813
Trainline PLC (United Kingdom), 144A*	166,131	788,712
Travel + Leisure Co.	13,180	718,705
Trip.com Group Ltd. (China), ADR*	21,400	658,050
Vail Resorts, Inc.*	8,068	2,695,116
Whitbread PLC (United Kingdom)*	41,817	1,848,743
Wingstop, Inc.	1,008	165,242
Wyndham Hotels & Resorts, Inc.	10,794	833,189
Yum! Brands, Inc.	82,521	10,093,144
		68,020,246
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	413,118	541,700
Century Communities, Inc.	5,246	322,367
Fujitsu General Ltd. (Japan)	119,500	2,982,736
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	478,894	2,875,360
Haier Smart Home Co. Ltd. (China) (Class H Stock)	110,000	384,868
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	92,900	858,918
KB Home	12,100	470,932
MDC Holdings, Inc.	13,022	608,388
Skyline Champion Corp.*	11,588	695,975
Sony Group Corp. (Japan)	32,700	3,628,346
Tempur Sealy International, Inc.	12,448	577,712
		13,947,302

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products — 0.2%
Colgate-Palmolive Co.	16,223	$1,226,134
Essity AB (Sweden) (Class B Stock)	44,181	1,370,918
Kimberly-Clark Corp.	19,417	2,571,588
WD-40 Co.	1,900	439,812
		5,608,452
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	68,108	1,554,905
Electric Power Development Co. Ltd. (Japan)	38,600	557,781
NTPC Ltd. (India)	1,940,921	3,701,674
Vistra Corp.	10,500	179,550
		5,993,910
Industrial Conglomerates — 2.0%
CK Hutchison Holdings Ltd. (United Kingdom)	248,500	1,654,775
DCC PLC (United Kingdom)	7,213	600,412
Fosun International Ltd. (China)	1,026,000	1,246,626
General Electric Co.	301,205	31,033,151
Hitachi Ltd. (Japan)	84,300	4,985,148
Honeywell International, Inc.	45,989	9,762,545
Roper Technologies, Inc.	19,279	8,600,940
Siemens AG (Germany)	54,438	8,899,221
SM Investments Corp. (Philippines)	51,050	987,530
Smiths Group PLC (United Kingdom)	115,877	2,251,497
		70,021,845
Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	500,600	5,784,568
American International Group, Inc.	307,528	16,880,212
Aon PLC (Class A Stock)	13,222	3,778,451
Arch Capital Group Ltd.*	6,300	240,534
Argo Group International Holdings Ltd.	6,301	329,038
Aviva PLC (United Kingdom)	408,060	2,170,641
AXA SA (France)	188,447	5,231,489
Axis Capital Holdings Ltd.	12,210	562,148
Chubb Ltd.	70,436	12,219,237
CNO Financial Group, Inc.	29,153	686,262
Dai-ichi Life Holdings, Inc. (Japan)	96,900	2,134,975
eHealth, Inc.*	2,350	95,175
Fidelity National Financial, Inc.	9,887	448,277
First American Financial Corp.	5,165	346,313
Hanover Insurance Group, Inc. (The)	5,360	694,763
Hartford Financial Services Group, Inc. (The)	90,632	6,366,898
Kemper Corp.	4,688	313,112
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	150,072	295,909
Manulife Financial Corp. (Canada)	90,415	1,740,342
Markel Corp.*	264	315,514
Marsh & McLennan Cos., Inc.	60,332	9,136,075
MetLife, Inc.	72,052	4,447,770
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,646	1,812,750
Old Republic International Corp.	31,404	726,374
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Powszechny Zaklad Ubezpieczen SA (Poland)	97,285	$890,130
Progressive Corp. (The)	16,498	1,491,254
Prudential PLC (United Kingdom)	164,118	3,196,395
Reinsurance Group of America, Inc.	2,200	244,772
RenaissanceRe Holdings Ltd. (Bermuda)	1,460	203,524
Sampo OYJ (Finland) (Class A Stock)	75,503	3,744,221
Selective Insurance Group, Inc.	8,800	664,664
Sompo Holdings, Inc. (Japan)	57,200	2,481,816
Steadfast Group Ltd. (Australia)	189,180	657,852
Sun Life Financial, Inc. (Canada)	104,787	5,394,057
Travelers Cos., Inc. (The)	23,300	3,541,833
Willis Towers Watson PLC	6,693	1,555,855
Zurich Insurance Group AG (Switzerland)	10,093	4,134,325
		104,957,525
Interactive Media & Services — 4.1%
Alphabet, Inc. (Class A Stock)*	1,773	4,740,151
Alphabet, Inc. (Class C Stock)*	27,348	72,890,898
Baidu, Inc. (China), ADR*(a)	23,889	3,672,934
Baltic Classifieds Group PLC (United Kingdom)*	181,128	484,528
Facebook, Inc. (Class A Stock)*	79,909	27,120,315
IAC/InterActiveCorp*	3,629	472,822
Info Edge India Ltd. (India)	3,926	339,279
JOYY, Inc. (China), ADR(a)	23,544	1,290,918
Kanzhun Ltd. (China), ADR*	30,964	1,114,394
NAVER Corp. (South Korea)	16,767	5,457,897
Pinterest, Inc. (Class A Stock)*	81,404	4,147,534
Rightmove PLC (United Kingdom)	32,665	301,161
Scout24 AG (Germany), 144A	13,412	930,472
Snap, Inc. (Class A Stock)*	131,540	9,716,860
Tencent Holdings Ltd. (China)	97,500	5,872,796
Vimeo, Inc.*	5,891	173,019
Z Holdings Corp. (Japan)	658,800	4,208,963
Zillow Group, Inc. (Class A Stock)*	4,350	385,323
Zillow Group, Inc. (Class C Stock)*	4,900	431,886
		143,752,150
Internet & Direct Marketing Retail — 2.3%
Alibaba Group Holding Ltd. (China), ADR*	43,994	6,513,312
Amazon.com, Inc.*	12,883	42,321,170
ASOS PLC (United Kingdom)*	68,349	2,758,260
Auction Technology Group PLC (United Kingdom)*	41,646	742,540
boohoo Group PLC (United Kingdom)*	687,980	1,997,352
Chewy, Inc. (Class A Stock)*(a)	2,200	149,842
Coupang, Inc. (South Korea)*(a)	16,315	454,373
Deliveroo PLC (United Kingdom) (Class A Stock), 144A*	278,957	1,091,349
Delivery Hero SE (Saudi Arabia), 144A*	3,352	428,036
DoorDash, Inc. (Class A Stock)*(a)	16,991	3,499,806
Groupon, Inc.*	4,740	108,119

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Just Eat Takeaway.com NV (United Kingdom), 144A*	9,520	$693,006
Media Do Co. Ltd. (Japan)	9,100	401,385
MercadoLibre, Inc. (Argentina)*	1,119	1,879,248
Naspers Ltd. (South Africa) (Class N Stock)	11,781	1,961,829
Ozon Holdings PLC (Russia), ADR*(a)	7,125	359,456
Prosus NV (China)*	130,118	10,361,951
Quotient Technology, Inc.*	40,100	233,382
Shop Apotheke Europe NV (Netherlands), 144A*	13,133	1,936,837
Stitch Fix, Inc. (Class A Stock)*	1,700	67,915
THG PLC (United Kingdom)*	191,811	1,307,291
Victorian Plumbing Group PLC (United Kingdom)*	101,901	343,792
Wayfair, Inc. (Class A Stock)*(a)	2,478	633,154
Zalando SE (Germany), 144A*	14,952	1,367,479
Zomato Ltd. (India)*	103,615	190,718
		81,801,602
IT Services — 3.6%
Accenture PLC (Class A Stock)	24,674	7,893,706
Adyen NV (Netherlands), 144A*	317	884,821
Affirm Holdings, Inc.*(a)	14,084	1,677,827
Amadeus IT Group SA (Spain)*	42,865	2,811,019
Automatic Data Processing, Inc.	12,460	2,491,003
Broadridge Financial Solutions, Inc.	21,288	3,547,432
CANCOM SE (Germany)	8,367	495,396
Cloudflare, Inc. (Class A Stock)*	3,903	439,673
CSG Systems International, Inc.	5,842	281,584
Dlocal Ltd. (Uruguay)*(a)	5,423	295,879
Edenred (France)	9,387	505,459
EPAM Systems, Inc.*	2,420	1,380,562
Euronet Worldwide, Inc.*	39,317	5,004,268
Fidelity National Information Services, Inc.	54,558	6,638,617
Fiserv, Inc.*	56,347	6,113,650
Fujitsu Ltd. (Japan)	25,100	4,552,627
Global Payments, Inc.	24,441	3,851,413
GoDaddy, Inc. (Class A Stock)*	10,100	703,970
Indra Sistemas SA (Spain)*	82,780	885,766
Keywords Studios PLC (Ireland)*	29,096	1,146,693
Majorel Group Luxembourg SA (Luxembourg)*	14,610	507,705
Mastercard, Inc. (Class A Stock)	16,010	5,566,357
Maximus, Inc.	6,560	545,792
MongoDB, Inc.*(a)	6,223	2,934,207
NET One Systems Co. Ltd. (Japan)	22,800	749,413
Network International Holdings PLC (United Arab Emirates), 144A*	487,981	2,376,165
NTT Data Corp. (Japan)	89,900	1,737,870
Okta, Inc.*	3,967	941,528
PayPal Holdings, Inc.*	24,103	6,271,842
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	3,833	5,196,705
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	1,456	1,976,302
Snowflake, Inc. (Class A Stock)*	7,214	2,181,730
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Square, Inc. (Class A Stock)*	26,486	$6,352,402
StoneCo Ltd. (Brazil) (Class A Stock)*	45,644	1,584,760
TELUS International CDA, Inc. (Philippines)*	18,458	647,618
Thoughtworks Holding, Inc.*	5,132	147,340
Toast, Inc. (Class A Stock)*(a)	1,209	60,390
Twilio, Inc. (Class A Stock)*	6,990	2,230,160
VeriSign, Inc.*	12,916	2,647,909
Visa, Inc. (Class A Stock)(a)	126,611	28,202,600
WEX, Inc.*	3,541	623,712
Wix.com Ltd. (Israel)*	4,227	828,365
		125,912,237
Leisure Products — 0.2%
American Outdoor Brands, Inc.*	775	19,034
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	19,000	769,701
Brunswick Corp.	8,085	770,258
MIPS AB (Sweden)	5,631	564,929
Peloton Interactive, Inc. (Class A Stock)*	9,187	799,728
Polaris, Inc.(a)	4,704	562,881
Sega Sammy Holdings, Inc. (Japan)	39,600	561,395
Smith & Wesson Brands, Inc.	3,100	64,356
Spin Master Corp. (Canada), 144A*	21,445	696,040
Thule Group AB (Sweden), 144A	33,425	1,683,158
		6,491,480
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc. (Class A Stock)*	1,100	160,138
Adaptive Biotechnologies Corp.*	2,967	100,848
Agilent Technologies, Inc.	77,414	12,195,027
Avantor, Inc.*	17,265	706,139
Bruker Corp.	3,328	259,917
Eurofins Scientific SE (Luxembourg)	16,151	2,071,771
Evotec SE (Germany)*	60,138	2,850,205
Lonza Group AG (Switzerland)	7,844	5,888,607
Olink Holding AB (Sweden), ADR*(a)	13,094	317,530
PerkinElmer, Inc.	11,842	2,052,100
PolyPeptide Group AG, 144A*	8,741	1,114,386
PPD, Inc.*	3,218	150,570
Repligen Corp.*	3,380	976,786
Syneos Health, Inc.*	7,010	613,235
Tecan Group AG (Switzerland)	1,145	652,313
Thermo Fisher Scientific, Inc.	37,246	21,279,757
Wuxi Biologics Cayman, Inc. (China), 144A*	60,000	981,884
		52,371,213
Machinery — 1.1%
Aalberts NV (Netherlands)	8,531	491,808
Aida Engineering Ltd. (Japan)	29,800	280,621
Alstom SA (France)(a)	36,884	1,399,714
Caterpillar, Inc.	11,686	2,243,361
CNH Industrial NV (United Kingdom)	118,606	1,981,541
Colfax Corp.*	16,379	751,796
Cummins, Inc.	7,846	1,761,898

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Deere & Co.	2,798	$937,526
Douglas Dynamics, Inc.	9,725	353,018
Escorts Ltd. (India)	34,922	693,463
Fluidra SA (Spain)	19,971	796,260
Fortive Corp.	78,938	5,570,655
Fujitec Co. Ltd. (Japan)	21,000	488,499
GEA Group AG (Germany)	42,447	1,938,691
Graco, Inc.	4,923	344,462
Hoshizaki Corp. (Japan)	20,500	1,865,789
Illinois Tool Works, Inc.	15,941	3,293,889
Impro Precision Industries Ltd., 144A	784,000	227,140
Knorr-Bremse AG (Germany)	18,248	1,954,264
Lincoln Electric Holdings, Inc.	3,915	504,213
LK Technology Holdings Ltd. (Hong Kong)	21,100	45,985
Manitowoc Co., Inc. (The)*	4,927	105,536
METAWATER Co. Ltd. (Japan)	19,800	333,477
Middleby Corp. (The)*	17,148	2,923,906
Mueller Water Products, Inc. (Class A Stock)	14,298	217,616
Norma Group SE (Germany)	11,794	497,433
Obara Group, Inc. (Japan)	13,700	477,121
Omega Flex, Inc.(a)	2,400	342,456
Oshkosh Corp.	7,244	741,568
Proto Labs, Inc.*	3,197	212,920
Rotork PLC (United Kingdom)	92,795	433,372
Spirax-Sarco Engineering PLC (United Kingdom)	4,044	813,350
Takuma Co. Ltd. (Japan)	15,200	212,121
Timken Co. (The)	10,100	660,742
Toro Co. (The)	4,800	467,568
Trelleborg AB (Sweden) (Class B Stock)	25,681	546,726
Trinity Industries, Inc.(a)	20,100	546,117
Wabash National Corp.	20,300	307,139
Weir Group PLC (The) (United Kingdom)*	18,471	415,680
Welbilt, Inc.*	24,910	578,908
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,512,800	1,531,647
		40,289,996
Marine — 0.0%
SITC International Holdings Co. Ltd. (China)	154,000	551,663
Media — 0.7%
Altice USA, Inc. (Class A Stock)*	9,526	197,379
Ascential PLC (United Kingdom)*	342,744	1,887,371
Cable One, Inc.	299	542,126
Charter Communications, Inc. (Class A Stock)*	2,341	1,703,218
Comcast Corp. (Class A Stock)	164,904	9,223,081
Daily Journal Corp.*(a)	1,080	346,000
DallasNews Corp.	5,537	38,482
Eutelsat Communications SA (France)	65,547	903,215
Gannett Co., Inc.*	41,420	276,686
Informa PLC (United Kingdom)*	222,666	1,652,227
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	7,948	$1,372,619
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	10,610	500,474
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	530	25,159
oOh!media Ltd. (Australia)*	240,908	307,364
Scholastic Corp.	5,668	202,064
Sirius XM Holdings, Inc.(a)	42,547	259,537
WPP PLC (United Kingdom)	221,050	2,961,743
YouGov PLC (United Kingdom)	70,120	1,189,422
		23,588,167
Metals & Mining — 0.5%
BHP Group Ltd. (Australia)	79,365	2,151,006
BHP Group PLC (Australia)	106,497	2,689,463
Compass Minerals International, Inc.	3,630	233,772
Franco-Nevada Corp. (Canada)	12,412	1,612,502
Hitachi Metals Ltd. (Japan)*	113,800	2,199,924
Mitsui Mining & Smelting Co. Ltd. (Japan)	11,700	326,800
Nippon Steel Corp. (Japan)	88,500	1,606,746
OZ Minerals Ltd. (Australia)	32,162	521,008
Reliance Steel & Aluminum Co.	2,485	353,914
Royal Gold, Inc.	1,590	151,829
South32 Ltd. (Australia)	1,327,159	3,366,299
Steel Dynamics, Inc.	15,100	883,048
United States Steel Corp.(a)	29,600	650,312
		16,746,623
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	12,210	192,552
Annaly Capital Management, Inc.	7,477	62,956
Apollo Commercial Real Estate Finance, Inc.	36,555	542,111
Ellington Residential Mortgage REIT(a)	23,222	259,157
Granite Point Mortgage Trust, Inc.	20,081	264,467
Orchid Island Capital, Inc.(a)	61,000	298,290
Ready Capital Corp.	38,426	554,487
Two Harbors Investment Corp.(a)	61,376	389,124
		2,563,144
Multiline Retail — 0.4%
Dollar General Corp.	32,242	6,839,818
Magazine Luiza SA (Brazil)	564,696	1,489,057
Next PLC (United Kingdom)	23,704	2,598,466
Nordstrom, Inc.*	3,400	89,930
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,239	195,247
Pan Pacific International Holdings Corp. (Japan)	75,700	1,571,628
V-Mart Retail Ltd. (India)*	5,605	268,071
		13,052,217
Multi-Utilities — 0.7%
Ameren Corp.	33,412	2,706,372
Black Hills Corp.	5,895	369,970
CMS Energy Corp.	43,787	2,615,398

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Dominion Energy, Inc.	39,719	$2,900,281
Engie SA (France)	224,754	2,950,105
Sempra Energy	105,853	13,390,405
WEC Energy Group, Inc.	6,152	542,606
		25,475,137
Oil, Gas & Consumable Fuels — 0.9%
Camber Energy, Inc.*(a)	45,400	173,428
Cheniere Energy, Inc.*	5,219	509,740
CVR Energy, Inc.(a)	12,000	199,920
Delek US Holdings, Inc.*	1,257	22,588
EOG Resources, Inc.	44,009	3,532,602
Equitrans Midstream Corp.	20,000	202,800
Galp Energia SGPS SA (Portugal)	554,853	6,272,346
Lundin Energy AB (Sweden)	63,155	2,351,997
Matador Resources Co.	16,300	620,052
Murphy Oil Corp.(a)	33,600	838,992
PBF Energy, Inc. (Class A Stock)*	24,300	315,171
Petronet LNG Ltd. (India)	239,160	768,234
Renewable Energy Group, Inc.*	6,419	322,234
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	187,915	4,115,510
SM Energy Co.	23,131	610,196
Targa Resources Corp.	21,290	1,047,681
TC Energy Corp. (Canada)	38,833	1,868,988
TotalEnergies SE (France)(a)	175,158	8,357,358
		32,129,837
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	35,124	863,019
Suzano SA (Brazil)*	144,885	1,436,678
		2,299,697
Personal Products — 0.4%
Beiersdorf AG (Germany)	19,649	2,121,692
Kao Corp. (Japan)	19,000	1,131,768
LG Household & Health Care Ltd. (South Korea)	1,743	1,970,258
Medifast, Inc.	2,450	471,968
Olaplex Holdings, Inc.*	9,072	222,264
Shiseido Co. Ltd. (Japan)	8,400	565,503
Unilever PLC (United Kingdom) (SGMX)	67,398	3,645,706
Unilever PLC (United Kingdom) (BATE)	91,326	4,931,730
		15,060,889
Pharmaceuticals — 3.1%
Ampio Pharmaceuticals, Inc.*(a)	113,200	187,912
Arvinas, Inc.*	1,724	141,678
Astellas Pharma, Inc. (Japan)	216,100	3,561,406
AstraZeneca PLC (United Kingdom), ADR	426,364	25,607,422
Bausch Health Cos., Inc.*(a)	10,708	298,218
Bayer AG (Germany)	68,884	3,741,847
Daiichi Sankyo Co. Ltd. (Japan)	45,100	1,195,887
Dechra Pharmaceuticals PLC (United Kingdom)	7,183	469,900
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Elanco Animal Health, Inc.*	141,423	$4,509,980
Eli Lilly & Co.	52,388	12,104,247
Enveric Biosciences, Inc.*(a)	21,700	44,919
GlaxoSmithKline PLC (United Kingdom), ADR(a)	114,340	4,368,931
Jazz Pharmaceuticals PLC*	1,950	253,910
Johnson & Johnson	25,252	4,078,198
Laboratorios Farmaceuticos Rovi SA (Spain)	19,803	1,296,362
Novartis AG (Switzerland)	62,889	5,150,441
Otsuka Holdings Co. Ltd. (Japan)	179,600	7,686,948
Pacira BioSciences, Inc.*	9,495	531,720
Pfizer, Inc.	58,967	2,536,171
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	2,070	208,263
Roche Holding AG (Switzerland)	24,811	9,070,932
Royalty Pharma PLC (Class A Stock)	6,000	216,840
Sanofi (France)	98,657	9,483,294
Supernus Pharmaceuticals, Inc.*(a)	20,850	556,070
Takeda Pharmaceutical Co. Ltd. (Japan)	126,593	4,193,993
TFF Pharmaceuticals, Inc.*	16,500	127,380
Torrent Pharmaceuticals Ltd. (India)	15,878	659,438
Zoetis, Inc.	37,321	7,245,499
		109,527,806
Professional Services — 0.8%
Boa Vista Servicos SA (Brazil)	182,934	427,627
Booz Allen Hamilton Holding Corp.	4,400	349,140
CBIZ, Inc.*	5,751	185,987
Clarivate PLC*	53,020	1,161,138
CoStar Group, Inc.*	39,892	3,433,106
DKSH Holding AG (Switzerland)	8,222	644,657
Equifax, Inc.	10,939	2,772,161
Exponent, Inc.	4,700	531,805
FTI Consulting, Inc.*	2,100	282,870
HeadHunter Group PLC (Russia), ADR	13,100	639,280
Insperity, Inc.	3,625	401,433
Intertrust NV (Netherlands), 144A*	22,598	338,445
Jacobs Engineering Group, Inc.	33,904	4,493,297
Korn Ferry	3,700	267,732
Legalzoom.com, Inc.*(a)	8,034	212,098
ManpowerGroup, Inc.	3,678	398,254
ManTech International Corp. (Class A Stock)	2,400	182,208
Outsourcing, Inc. (Japan)	98,300	1,763,549
Persol Holdings Co. Ltd. (Japan)	190,700	4,755,276
RWS Holdings PLC (United Kingdom)	38,488	326,583
TeamLease Services Ltd. (India)*	8,807	534,159
TransUnion	22,046	2,475,986
Upwork, Inc.*	11,500	517,845
		27,094,636
Real Estate Management & Development — 0.4%
Aedas Homes SA (Spain), 144A	18,637	541,897
Altus Group Ltd. (Canada)(a)	11,400	556,229
China Resources Mixc Lifestyle Services Ltd. (China), 144A	118,400	653,583

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Country Garden Services Holdings Co. Ltd. (China)	193,000	$1,520,300
Greentown Service Group Co. Ltd. (China)	270,000	292,329
Heiwa Real Estate Co. Ltd. (Japan)	15,300	528,869
Hongkong Land Holdings Ltd. (Hong Kong)	221,600	1,060,662
Howard Hughes Corp. (The)*	14,317	1,257,176
Iguatemi Empresa de Shopping Centers SA (Brazil)	49,900	287,722
Instone Real Estate Group SE (Germany), 144A	4,864	138,850
Jones Lang LaSalle, Inc.*	3,206	795,376
Kojamo OYJ (Finland)	42,758	886,208
Mitsubishi Estate Co. Ltd. (Japan)	108,500	1,729,623
Mitsui Fudosan Co. Ltd. (Japan)	95,800	2,276,612
Opendoor Technologies, Inc.*(a)	16,611	341,024
RE/MAX Holdings, Inc. (Class A Stock)	8,600	267,976
Realogy Holdings Corp.*	11,074	194,238
RMR Group, Inc. (The) (Class A Stock)	7,074	236,625
St. Joe Co. (The)	10,800	454,680
Tokyo Tatemono Co. Ltd. (Japan)	51,500	813,781
		14,833,760
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)(a)	35,500	2,309,985
CSX Corp.	117,415	3,491,922
J.B. Hunt Transport Services, Inc.	12,838	2,146,770
Knight-Swift Transportation Holdings, Inc.	7,400	378,510
Landstar System, Inc.	880	138,882
Lyft, Inc. (Class A Stock)*	8,700	466,233
National Express Group PLC (United Kingdom)*	158,597	516,863
Norfolk Southern Corp.	26,152	6,256,866
Uber Technologies, Inc.*	44,500	1,993,600
Union Pacific Corp.	35,680	6,993,637
XPO Logistics, Inc.*	5,400	429,732
		25,123,000
Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.*	34,326	3,532,145
AIXTRON SE (Germany)	63,778	1,600,791
Amkor Technology, Inc.	22,433	559,703
ams AG (Austria)*	34,438	626,354
Analog Devices, Inc.	46,751	7,829,858
Applied Materials, Inc.	94,207	12,127,267
ASML Holding NV (Netherlands) (SGMX)	17,361	12,963,075
ASML Holding NV (Netherlands) (XNGS)	6,821	5,082,395
Broadcom, Inc.	12,356	5,991,795
Cree, Inc.*(a)	8,504	686,528
Disco Corp. (Japan)	5,700	1,592,091
Entegris, Inc.	4,700	591,730
IQE PLC (United Kingdom)*(a)	895,106	573,780
KLA Corp.	7,048	2,357,627
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology, Inc.	50,382	$3,038,538
MaxLinear, Inc.*	14,100	694,425
Microchip Technology, Inc.	31,119	4,776,455
Micron Technology, Inc.	13,903	986,835
Monolithic Power Systems, Inc.	1,904	922,831
NVIDIA Corp.	22,706	4,703,775
NXP Semiconductors NV (China)	34,718	6,800,215
ON Semiconductor Corp.*	6,700	306,659
QUALCOMM, Inc.	40,210	5,186,286
Sino Wealth Electronic Ltd. (China) (Class A Stock)	55,690	535,477
SolarEdge Technologies, Inc.*	1,790	474,744
Synaptics, Inc.*	3,900	700,947
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	752,000	15,520,745
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	20,764	2,318,301
Texas Instruments, Inc.	56,366	10,834,109
Tokyo Electron Ltd. (Japan)	6,800	3,023,408
Ultra Clean Holdings, Inc.*	13,600	579,360
Universal Display Corp.	2,990	511,170
Win Semiconductors Corp. (Taiwan)	31,000	342,523
		118,371,942
Software — 4.8%
ACI Worldwide, Inc.*	17,362	533,534
Atlassian Corp. PLC (Class A Stock)*	3,525	1,379,755
Avalara, Inc.*	4,100	716,557
Bill.com Holdings, Inc.*	5,313	1,418,305
Black Knight, Inc.*	6,775	487,800
Bytes Technology Group PLC (United Kingdom)*	80,227	553,062
CDK Global, Inc.	8,160	347,208
Cerence, Inc.*(a)	5,455	524,280
Ceridian HCM Holding, Inc.*	11,432	1,287,472
Cornerstone OnDemand, Inc.*	9,674	553,933
Coupa Software, Inc.*	5,563	1,219,298
Crowdstrike Holdings, Inc. (Class A Stock)*	6,348	1,560,211
Datadog, Inc. (Class A Stock)*	12,047	1,702,843
Descartes Systems Group, Inc. (The) (Canada)*	11,700	952,369
Digimarc Corp.*(a)	8,190	282,064
DocuSign, Inc.*	12,680	3,264,212
Dolby Laboratories, Inc. (Class A Stock)	7,800	686,400
Dynatrace, Inc.*	3,149	223,484
Esker SA (France)	1,313	401,277
Fair Isaac Corp.*	2,130	847,591
FD Technologies PLC (United Kingdom)*(a)	18,009	572,409
Five9, Inc.*	2,200	351,428
Fortinet, Inc.*	5,770	1,685,071
Guidewire Software, Inc.*	5,001	594,469
HubSpot, Inc.*	1,570	1,061,461
Intuit, Inc.	13,263	7,155,521
J2 Global, Inc.*	5,059	691,161
Manhattan Associates, Inc.*	5,653	865,079

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Microsoft Corp.	305,193	$86,040,011
MicroStrategy, Inc. (Class A Stock)*(a)	197	113,945
NCR Corp.*	17,784	689,308
Netcompany Group A/S (Denmark), 144A	9,956	1,147,026
Nuance Communications, Inc.*	5,000	275,200
OneSpan, Inc.*	15,700	294,846
Palantir Technologies, Inc. (Class A Stock)*	28,000	673,120
Palo Alto Networks, Inc.*	4,046	1,938,034
Paycom Software, Inc.*	595	294,971
Paylocity Holding Corp.*	2,020	566,408
Pegasystems, Inc.	5,100	648,210
QT Group OYJ (Finland)*	3,922	657,600
RingCentral, Inc. (Class A Stock)*	3,460	752,550
salesforce.com, Inc.*	44,873	12,170,455
Sansan, Inc. (Japan)*	3,000	288,869
ServiceNow, Inc.*	13,707	8,529,455
Splunk, Inc.*	6,256	905,306
SS&C Technologies Holdings, Inc.	6,967	483,510
Synopsys, Inc.*	12,721	3,808,795
TeamViewer AG (Germany), 144A*	29,419	862,256
Teradata Corp.*	13,225	758,454
Trade Desk, Inc. (The) (Class A Stock)*	14,600	1,026,380
UiPath, Inc. (Class A Stock)*(a)	23,917	1,258,273
Unity Software, Inc.*	900	113,625
Verint Systems, Inc.*	13,200	591,228
VMware, Inc. (Class A Stock)*(a)	3,287	488,777
Workday, Inc. (Class A Stock)*	7,300	1,824,197
Workiva, Inc.*	12,912	1,820,075
Xero Ltd. (New Zealand)*	5,802	575,697
Xperi Holding Corp.	19,500	367,380
Zendesk, Inc.*	6,323	735,934
Zoom Video Communications, Inc. (Class A Stock)*	25,592	6,692,308
Zscaler, Inc.*	644	168,870
		169,479,327
Specialty Retail — 1.2%
Aritzia, Inc. (Canada)*	15,400	490,232
Auto1 Group SE (Germany), 144A*	25,679	937,979
AutoZone, Inc.*	120	203,759
Burlington Stores, Inc.*	7,219	2,047,092
Carvana Co.*(a)	17,120	5,162,365
Dick’s Sporting Goods, Inc.(a)	6,578	787,847
Five Below, Inc.*	4,000	707,240
Floor & Decor Holdings, Inc. (Class A Stock)*	3,492	421,799
GameStop Corp. (Class A Stock)*(a)	1,535	269,346
Grupo SBF SA (Brazil)*	83,900	423,833
Hibbett, Inc.(a)	7,500	530,550
Hikari Tsushin, Inc. (Japan)	9,300	1,573,347
Home Depot, Inc. (The)	28,658	9,407,275
Monro, Inc.(a)	6,120	351,961
MYT Netherlands Parent BV (Germany), ADR*(a)	14,302	384,724
Nextage Co. Ltd. (Japan)(a)	69,700	1,370,838
ODP Corp. (The)*	5,634	226,261
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Petco Health & Wellness Co., Inc.*	5,457	$115,143
RH*(a)	1,382	921,670
Ross Stores, Inc.	91,421	9,951,176
TJX Cos., Inc. (The)	69,742	4,601,577
Tractor Supply Co.	7,393	1,497,896
Valora Holding AG (Switzerland)*	2,154	422,423
Watches of Switzerland Group PLC (United Kingdom), 144A*	72,157	923,783
Williams-Sonoma, Inc.	728	129,096
Yellow Hat Ltd. (Japan)	26,400	460,439
		44,319,651
Technology Hardware, Storage & Peripherals — 1.2%
3D Systems Corp.*(a)	19,426	535,575
468 SPAC I SE (Germany) (Class A Stock)*	2,094	29,253
Apple, Inc.	219,603	31,073,824
Dell Technologies, Inc. (Class C Stock)*	2,600	270,504
Pure Storage, Inc. (Class A Stock)*	9,250	232,730
Samsung Electronics Co. Ltd. (South Korea)	153,430	9,485,843
		41,627,729
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	66,900	1,526,518
Brunello Cucinelli SpA (Italy)*	7,601	418,360
Burberry Group PLC (United Kingdom)	47,364	1,157,665
Capri Holdings Ltd.*	6,400	309,824
Columbia Sportswear Co.	4,120	394,861
Crocs, Inc.*	1,765	253,242
Deckers Outdoor Corp.*	800	288,160
Dr. Martens PLC (United Kingdom)*	84,255	444,528
EssilorLuxottica SA (France)	24,347	4,658,995
Kering SA (France)	1,348	959,896
Li Ning Co. Ltd. (China)	82,500	960,484
Lululemon Athletica, Inc.*	14,353	5,808,659
LVMH Moet Hennessy Louis Vuitton SE (France)	1,677	1,198,114
NIKE, Inc. (Class B Stock)	28,311	4,111,607
Skechers USA, Inc. (Class A Stock)*	12,860	541,663
		23,032,576
Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	23,500	273,958
Hingham Institution for Savings The	1,680	565,656
Housing Development Finance Corp. Ltd. (India)	162,712	6,004,776
New York Community Bancorp, Inc.	20,296	261,209
Ocwen Financial Corp.*	3,068	86,303
Radian Group, Inc.	15,080	342,618
Rocket Cos., Inc. (Class A Stock)	1,120	17,965
Severn Bancorp, Inc.	726	9,089
TFS Financial Corp.	15,813	301,396
WSFS Financial Corp.	4,000	205,240
		8,068,210

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	51,586	$1,809,259
Imperial Brands PLC (United Kingdom)	105,403	2,213,917
Philip Morris International, Inc.	33,237	3,150,535
		7,173,711
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	32,200	1,861,482
Air Lease Corp.	4,767	187,534
Beijer Ref AB (Sweden)	17,955	355,827
Hanwa Co. Ltd. (Japan)	19,100	590,373
Herc Holdings, Inc.*	5,702	932,049
Howden Joinery Group PLC (United Kingdom)	56,985	687,785
IMCD NV (Netherlands)	7,529	1,439,607
NOW, Inc.*	40,500	309,825
SiteOne Landscape Supply, Inc.*(a)	4,530	903,599
Sumitomo Corp. (Japan)	155,800	2,192,941
United Rentals, Inc.*	7,463	2,618,991
		12,080,013
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	2,200	411,400
Water Utilities — 0.1%
American States Water Co.	3,645	311,720
American Water Works Co., Inc.	10,318	1,744,155
Artesian Resources Corp. (Class A Stock)	6,710	256,121
California Water Service Group	10,802	636,562
		2,948,558
Wireless Telecommunication Services — 0.4%
Gogo, Inc.*(a)	5,910	102,243
Millicom International Cellular SA (Colombia), SDR*	31,482	1,140,192
T-Mobile US, Inc.*	94,949	12,130,684
Vodafone Group PLC (United Kingdom)	1,635,054	2,498,903
		15,872,022

Total Common Stocks (cost $2,014,114,948)		2,548,938,222
Master Limited Partnership — 0.1%
Hotels, Restaurants & Leisure
Cedar Fair LP*	48,036	2,227,910
(cost $1,933,604)
Preferred Stocks — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	14,000	3,116,212
Electric Utilities — 0.0%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	11,686	596,103
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	1,048	661,718
	Shares	Value

Preferred Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24(a)	11,477	$1,106,383
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	538,100	288,528

Total Preferred Stocks (cost $4,535,710)		5,768,944

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.3%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	162	161,991
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	509,220
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	246,938
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	366,256
CarMax Auto Owner Trust,
Series 2018-02, Class A3
2.980%	01/17/23	10	10,028
Ford Credit Floorplan Master Owner Trust A,
Series 2020-02, Class B
1.320%	09/15/27	340	338,738
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	20	19,684
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	15	15,616
			1,668,471
Collateralized Loan Obligations — 0.1%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
0.985%(c)	10/25/27	342	342,592
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.425%(c)	10/25/32	545	545,129
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.304%(c)	10/17/29	427	426,663
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	07/15/34	445	447,843
			1,762,227

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	$158,822
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	715	739,523
Other — 0.1%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	101	105,098
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	302	323,339
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	39	39,766
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	369	391,554
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	136	137,918
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	659	660,028
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	440	439,251
			2,096,954
Residential Mortgage-Backed Securities — 0.0%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	6	5,793
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	132	134,096
Towd Point Mortgage Trust,
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	1	1,386
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	13	13,026
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	8	7,634
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	54	55,430
			217,365
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	363	371,608
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	366	373,741
Series 2019-GA, Class A, 144A
2.400%	10/15/68	430	438,341
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2021-A, Class A, 144A
0.840%	05/15/69	178	$177,696
Nelnet Student Loan Trust,
Series 2021-CA, Class AFX, 144A
1.320%	04/20/62	970	966,331
SMB Private Education Loan Trust,
Series 2015-B, Class A3, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.834%(c)	05/17/32	550	556,099
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.534%(c)	02/17/32	477	483,751
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	171	180,333
Series 2019-A, Class A2B, 144A, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.954%(c)	07/15/36	228	230,089
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	170	174,153
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	829	816,195
			4,768,337

Total Asset-Backed Securities (cost $11,268,658)			11,411,699
Commercial Mortgage-Backed Securities — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.014%(c)	12/15/36	395	395,116
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.244%(c)	11/15/34	190	186,187
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
1.624%(c)	10/15/34	580	578,543
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	160,554
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	471,009
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	53,085
Series 2015-GC27, Class A5
3.137%	02/10/48	235	249,438
Commercial Mortgage Trust,
Series 2015-LC21, Class A4
3.708%	07/10/48	260	282,435
Series 2015-PC01, Class A5
3.902%	07/10/50	190	207,161
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	383,351

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
1.464%(c)	07/15/38	328	$329,721
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	7	6,879
Series K025, Class A1
1.875%	04/25/22	—(r)	338
Series K057, Class A1
2.206%	06/25/25	94	97,061
Series K068, Class A1
2.952%	02/25/27	156	165,442
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	582,837
Grace Trust,
Series 2020-GRCE, Class C, 144A
2.769%(cc)	12/10/40	200	201,928
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.017%(c)	12/15/36	275	273,272
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	263,399
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	202,760
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	150	161,840
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	116,868
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.454%(c)	10/15/33	340	340,421
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
1.185%(c)	04/15/38	950	950,596
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.584%(c)	05/15/23	400	400,121
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	123,043
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	64,167
Series 2015-C27, Class AS
4.068%	12/15/47	265	288,625
Series 2016-C30, Class A5
2.860%	09/15/49	75	79,194
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	580	$577,209
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
1.673%(c)	04/15/32	820	810,807
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.584%(c)	05/15/38	410	411,025
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,521

Total Commercial Mortgage-Backed Securities (cost $9,312,319)			9,456,953
Corporate Bonds — 3.3%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/15/24	17	18,357
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	164,258
3.650%	11/01/24	125	134,873
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	92,235
			409,723
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	43,483
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	36,269
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	62	62,984
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	244	241,310
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	239,131
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	60	61,229
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	154	154,882

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	159	$158,540
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	410	440,868
			1,358,944
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
0.750%	08/09/24	620	619,917
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	353,738
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	395	397,320
Sr. Unsec’d. Notes
2.400%	04/10/28	855	864,155
4.200%	11/06/21	650	652,188
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	203	207,781
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	555	546,140
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	510	517,578
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25	585	625,585
			4,784,402
Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	26,854
Banks — 0.8%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	222,021
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	375	390,086
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	414,157
3.490%	05/28/30	200	214,498
3.848%	04/12/23	400	419,955
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	500	510,019
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	207,447
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	1,275	$1,232,570
4.330%(ff)	03/15/50	300	367,428
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	425	432,879
Sub. Notes, MTN
4.200%	08/26/24	10	10,938
4.450%	03/03/26	225	252,007
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	465	474,432
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	745	781,854
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	415	425,970
2.871%(ff)	04/19/32	600	612,958
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	254,299
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	219,547
4.875%	04/01/26	200	225,736
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	1,230	1,253,021
5.875%	01/30/42	25	35,688
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	02/11/31	129	140,317
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	614,804
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	630	642,217
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	875	883,463
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	175	178,188
Sub. Notes
4.300%	01/16/24	30	32,288
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	375	379,425
3.750%	05/22/25	125	135,451
3.800%	03/15/30	695	773,863
Sub. Notes
4.250%	10/21/25	500	553,955
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	335	332,548
2.848%(ff)	06/04/31(a)	460	472,011

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.262%(ff)	03/13/23	375	$379,705
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	202,869
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	204,231
3.375%	01/12/23	200	206,938
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	500	531,364
3.559%(ff)	04/23/24	250	261,664
3.897%(ff)	01/23/49	1,150	1,323,930
Sub. Notes
2.956%(ff)	05/13/31	735	765,367
4.250%	10/01/27	175	198,607
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	200	201,306
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	273,574
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27(a)	850	848,817
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	1,300	1,432,962
3.971%(ff)	07/22/38	190	218,639
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	590	608,327
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	200	202,112
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,448
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	404,353
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	338,544
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21	460	461,848
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	1,115	1,117,744
Sub. Notes
3.625%(ff)	09/15/31	35	38,388
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	265	265,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	$50,524
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	270	267,468
4.125%	09/24/25	200	220,829
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	1,025	1,055,003
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	965	995,289
2.572%(ff)	02/11/31	650	662,894
3.500%	03/08/22	12	12,170
			27,872,314
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	500	676,946
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A
1.375%	01/15/27	640	632,139
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	153,108
			1,462,193
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	61,903
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	56,237
			118,140
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	30,551
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	559,365
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	90,715
			680,631
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	25	25,472
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	272,528

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	$89,421
			387,421
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,812
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	225,178
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	75	94,047
Unsec’d. Notes, Series 2016
3.545%	09/15/46	60	65,960
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	89,224
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	220	220,863
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	495	507,513
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	40,577
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	250	265,215
3.500%	03/16/23	155	161,504
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	385	385,978
3.375%	03/22/27	35	37,896
4.125%	02/02/26	30	33,160
			2,137,927
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.250%	08/20/30	840	796,144
1.650%	05/11/30	400	392,173
2.950%	09/11/49	425	431,815
			1,620,132
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	396,855
3.500%	05/26/22	150	152,510
4.125%	07/03/23	250	263,295
4.875%	01/16/24	150	162,042
6.500%	07/15/25	150	174,079
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	$340,317
Air Lease Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/22	165	166,424
3.625%	04/01/27	150	161,250
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	233,475
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	415	459,308
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	80,922
3.850%	11/21/22	355	368,574
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	435	411,132
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	415	448,617
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	205	215,003
			4,033,803
Electric — 0.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	45	45,243
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	41,139
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	373,638
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	32,028
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	58,063
3.750%	09/01/46	45	48,043
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	195,108
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	200	198,736
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	113,719

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	$433,419
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	320,530
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	378,605
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	414,320
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	431,700
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	402,115
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	585	570,828
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	277,984
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	161,256
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	523,819
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	161,548
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	287,912
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	377,981
			5,847,734
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	89,642
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	169,001
Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	561,916
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	266,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.250%	09/24/26	865	$858,598
			1,687,014
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	215,865
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	25	31,351
			247,216
Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	79,462
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	555	524,177
3.950%	03/30/48	235	267,293
			870,932
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28(a)	480	470,598
3.400%	11/30/23	98	103,674
4.750%	11/30/36	185	235,521
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	455	465,495
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	28,696
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	525	521,046
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	161,171
			1,986,201
Healthcare-Services — 0.3%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	236,406
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	67,652
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	185	182,830
2.913%	01/01/51(a)	925	922,849

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	$237,085
Unsec’d. Notes
4.185%	11/15/45	125	153,987
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	809,523
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	436,583
2.782%	10/01/30	205	211,100
3.910%	10/01/50	1,060	1,158,303
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	490	599,498
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	510	569,735
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	185	180,623
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	375	410,546
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015
4.200%	07/01/55	75	95,099
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	171,759
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	999,758
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	250	293,582
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	245,333
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	250	250,747
2.900%	05/15/50	580	581,267
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2018
4.924%	06/01/48	525	678,614
			9,492,879
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	456,578
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	$211,531
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	53,983
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	565	576,462
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	94,817
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	206,322
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	32,104
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	87	91,285
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	54,886
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44(a)	450	552,342
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	31,138
3.500%	06/03/24	460	490,933
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	10/09/21	610	610,274
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	100	101,209
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	445	440,742
3.300%	09/15/22	35	35,982
3.400%	05/15/25	120	128,948
3.700%	05/15/29(a)	325	362,962
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23	195	197,159
1.170%	07/15/25	500	499,533
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	90,489
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	402,873

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	$191,941
			5,457,915
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	148,393
3.875%	08/22/37	220	258,953
5.200%	12/03/25	230	267,217
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	454,040
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	137,551
3.650%	03/15/25	75	81,391
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	118	133,276
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	205,329
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	381,454
			2,067,604
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	210	218,821
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	88,212
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	540,836
4.908%	07/23/25	305	342,849
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	980	963,562
2.650%	02/01/30	500	521,533
3.900%	03/01/38	300	341,633
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	760	711,839
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	600	643,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	$21,609
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	28	37,855
6.750%	06/15/39	30	41,037
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	30	32,849
			4,199,159
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	214,862
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	109,304
			324,166
Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30(a)	1,480	1,439,332
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23(a)	500	514,558
2.950%	07/15/30(a)	420	434,379
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	200	206,315
ConocoPhillips,
Gtd. Notes, 144A
2.400%	02/15/31	90	91,430
3.750%	10/01/27	90	100,390
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26(a)	500	574,798
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24(a)	710	744,869
4.750%	05/31/25	210	234,354
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	212,568
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)	185	205,238
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	210,528
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	205	202,493

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	85	$90,452
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25	720	758,280
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	54,005
3.700%	03/15/28	260	278,537
4.500%	03/04/29	350	392,004
			6,744,530
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	256,550
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	32,241
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	59,285
3.600%	05/14/25	220	238,160
4.250%	11/21/49	395	467,673
4.500%	05/14/35	200	239,070
4.700%	05/14/45	285	351,801
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	240	251,219
3.700%	06/06/27	235	259,815
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	159,425
4.250%	10/26/49	390	483,903
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	114	120,488
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	240	231,557
2.700%	08/21/40	90	86,211
3.250%	08/15/29	600	645,188
5.050%	03/25/48	500	644,802
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30(a)	860	888,395
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	271,054
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	485	477,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	85	$85,106
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	494,124
			6,454,841
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	425	447,721
4.450%	07/15/27	50	56,252
4.950%	12/15/24	60	66,460
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	165	174,948
3.701%	01/15/39	135	149,448
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	68,802
4.250%	12/01/26	55	61,795
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	215	232,127
5.250%	04/15/29	345	404,162
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	50,066
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	167,576
4.500%	05/15/30	95	109,592
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	140,851
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	204,388
			2,334,188
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	643,216
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	500	535,672
4.125%	07/01/24	50	54,266
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	980	975,293
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	81,788

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	70	$76,641
4.050%	07/01/30	215	239,435
4.125%	06/15/26	115	127,485
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	525	513,001
3.700%	06/15/26	200	218,543
4.750%	05/15/47	85	104,331
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26(a)	830	895,304
4.500%	03/15/48(a)	350	428,356
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	175,021
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	85	88,621
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	213,612
4.250%	08/15/29	100	112,994
4.375%	10/01/25	40	44,533
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	154,512
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	492,302
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	168,253
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	315	326,238
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	107,013
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29	605	644,032
3.950%	08/15/27	195	218,165
			7,638,627
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	725	687,861
3.125%	04/18/24	130	137,475
3.125%	04/21/26	70	75,400
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.500%	09/15/28(a)	805	796,869
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	$278,080
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	505	526,464
4.450%	02/15/25	10	10,744
4.850%	04/01/24	105	113,379
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	185	178,477
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31(a)	215	206,768
			3,011,517
Semiconductors — 0.0%
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30(a)	445	451,887
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	302,362
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	150	156,051
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	805	793,042
2.000%	06/30/30	165	161,854
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41	695	692,520
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	785	736,733
VMware, Inc.,
Sr. Unsec’d. Notes
1.400%	08/15/26	830	826,339
			3,668,901
Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	435	452,543
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,265	1,299,224
3.800%	12/01/57	879	898,360
4.350%	03/01/29	185	212,133
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	50	52,576
3.720%	07/15/43	160	164,634

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	$49,050
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	1,610	1,518,498
4.000%	03/22/50	500	564,347
			5,211,365
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	435	460,610
3.550%	11/19/26	465	506,517
			967,127
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	246,515
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29(a)	360	377,923
3.500%	05/01/50	475	498,330
4.300%	05/15/43	80	93,705
			1,216,473
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26(a)	375	401,368
3.500%	03/15/28	280	305,407
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	211,783
4.125%	07/15/23	200	211,453
			1,130,011

Total Corporate Bonds (cost $112,942,610)			117,293,568
Municipal Bonds — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	768,926
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	282,154
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	298,642
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	177,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	$185,354
7.625%	03/01/40	100	167,133
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	17,654
			1,897,118
Florida — 0.0%
County of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	431,685
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	635,413
			1,067,098
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	583	892,130
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs, Series D
6.229%	11/15/34	670	907,099
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	571,729
			1,478,828
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	311,105
Great Lakes Water Authority Sewage Disposal System,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	179,550
			490,655
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	532,373
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	400,444
4.850%	07/01/48	800	922,672
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	55,369
			1,910,858

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	$181,527
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	124,493
Texas — 0.0%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	501,989
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	871,853
			1,373,842
Utah — 0.0%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	778,253
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	274,818

Total Municipal Bonds (cost $9,508,789)			10,469,620
Residential Mortgage-Backed Securities — 0.3%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	142	142,733
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	386,974
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	615	611,272
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	176	175,735
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	507	508,636
Angel Oak Mortgage Trust LLC,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	181	181,493
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	417	422,111
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	172	171,783
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	121	122,251
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	219	218,944
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.186%(c)	11/25/29	674	$652,840
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	9	9,429
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M1, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	11/25/50	49	49,357
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.850%(c)	08/25/33	392	392,217
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.950%(c)	12/25/50	80	80,262
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	10/25/33	220	224,468
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.750%(c)	08/25/33	577	577,647
Flagstar Mortgage Trust,
Series 2021-05INV, Class A2, 144A
2.500%(cc)	07/25/51	782	794,741
Freddie Mac REMICS,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.584%(c)	10/15/46	25	25,115
Series 4977, Class IO, IO
4.500%	05/25/50	152	25,138
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	38	38,976
Series 2019-H01, Class A1, 144A
2.657%(cc)	10/25/59	57	58,190
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	363	366,057
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	108	109,553
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	29	29,318
Series 2018-08, Class DA
3.000%	11/20/47	21	22,344
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A8, 144A
2.500%(cc)	10/25/51	792	808,853
Homeward Opportunities Fund I Trust,
Series 2019-03, Class A1, 144A
2.675%(cc)	11/25/59	50	49,956
Series 2019-03, Class A3, 144A
3.031%(cc)	11/25/59	156	158,270

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	357	$366,093
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	303	314,767
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	168	168,405
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	309	312,593
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	111	113,016
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.186%(c)	10/25/59	66	66,883
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	97	99,122
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.036%(c)	02/25/60	65	64,934
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	308	312,673
PSMC Trust,
Series 2021-02, Class A3, 144A
2.500%(cc)	05/25/51	666	678,182
Sequoia Mortgage Trust,
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	81	82,213
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	54	53,839
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	29	29,274
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	211	212,803
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	234	233,917
Series 2021-02, Class A2, 144A
1.172%(cc)	05/25/65	195	194,753
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	270	269,613
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-RR1, Class A1, 144A
2.500%(cc)	12/25/50	422	428,565

Total Residential Mortgage-Backed Securities (cost $11,416,133)			11,416,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 0.0%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	$209,264
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	925	892,015
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	79,868
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	265,693

Total Sovereign Bonds (cost $1,428,744)			1,446,840
U.S. Government Agency Obligations — 4.5%
Federal Home Loan Mortgage Corp.
2.000%	01/01/36	1,056	1,093,364
2.500%	05/01/51	96	99,539
2.500%	06/01/51	149	154,665
2.500%	06/01/51	281	291,032
2.500%	07/01/51	118	121,878
2.500%	08/01/51	327	339,211
2.500%	08/01/51	401	415,581
3.000%	01/01/27	11	11,392
3.000%	02/01/30	25	26,525
3.000%	05/01/30	41	43,181
3.000%	03/01/35	1,579	1,701,443
3.000%	08/01/43	90	96,509
3.000%	02/01/47	516	550,291
3.000%	09/01/49	126	135,906
3.000%	01/01/50	1,163	1,234,086
3.500%	06/01/33	181	193,722
3.500%	03/01/42	2	2,141
3.500%	12/01/42	63	68,474
3.500%	07/01/43	41	44,445
3.500%	01/01/44	87	94,210
3.500%	03/01/45	166	179,265
3.500%	03/01/46	156	170,279
3.500%	01/01/48	531	570,645
3.500%	01/01/50	292	313,996
4.000%	09/01/40	1	1,257
4.000%	12/01/40	19	20,954
4.000%	02/01/41	21	22,753
4.000%	04/01/42	3	3,682
4.000%	06/01/42	12	13,405
4.000%	11/01/45	68	73,949
4.000%	01/01/46	464	509,958
4.000%	01/01/50	277	296,247
4.000%	02/01/50	437	471,464
4.500%	05/01/40	9	9,803
4.500%	10/01/41	61	67,958
4.500%	05/01/42	31	34,316
4.500%	07/01/45	404	436,354
4.500%	05/01/50	47	51,256
5.000%	07/01/35	18	20,631
5.000%	09/01/39	4	4,001

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	06/01/36	25	$28,890
5.500%	05/01/44	300	344,879
6.000%	08/01/34	13	14,996
6.000%	01/01/38	5	5,720
Federal National Mortgage Assoc.
2.000%	TBA	18,530	18,546,648
2.000%	07/01/28	8	8,586
2.000%	05/01/36	141	145,808
2.000%	05/01/36	1,043	1,080,987
2.500%	TBA	11,590	11,949,924
2.500%	05/01/30	24	25,451
2.500%	05/01/32	103	108,639
2.500%	11/01/34	409	430,126
2.500%	06/01/51	368	381,775
2.500%	07/01/51	688	712,779
2.500%	08/01/51	421	437,761
2.500%	08/01/51	478	493,851
2.500%	10/01/51	1,000	1,032,375
3.000%	TBA	36,735	38,438,299
3.000%	12/01/27	5	5,346
3.000%	06/01/28	104	110,112
3.000%	10/01/28	13	13,296
3.000%	03/01/30	47	49,981
3.000%	09/01/33	9	9,668
3.000%	02/01/34	510	537,539
3.000%	01/01/35	41	44,011
3.000%	05/01/35	523	557,123
3.000%	06/01/35	100	107,650
3.000%	11/01/36	23	25,120
3.000%	11/01/36	90	96,096
3.000%	12/01/36	27	28,613
3.000%	02/01/40	500	535,725
3.000%	04/01/40	173	185,925
3.000%	04/01/40	199	211,400
3.000%	01/01/43	25	26,262
3.000%	01/01/43	115	122,205
3.000%	02/01/43	180	192,285
3.000%	03/01/43	147	158,057
3.000%	05/01/43	1	1,236
3.000%	05/01/43	19	20,155
3.000%	05/01/43	49	52,147
3.000%	05/01/43	96	101,665
3.000%	07/01/43	13	14,179
3.000%	09/01/43	72	78,277
3.000%	06/01/46	2,075	2,221,977
3.000%	09/01/46	28	29,622
3.000%	11/01/46	13	14,295
3.000%	11/01/46	20	21,480
3.000%	11/01/46	34	36,919
3.000%	11/01/46	77	82,422
3.000%	11/01/46	90	96,235
3.000%	11/01/46	117	124,365
3.000%	11/01/46	132	140,530
3.000%	12/01/46	21	22,585
3.000%	12/01/46	66	70,483
3.000%	12/01/46	104	111,915
3.000%	12/01/46	108	116,836
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/46	109	$116,789
3.000%	01/01/47	73	77,744
3.000%	02/01/47	155	165,579
3.000%	06/01/47	151	163,393
3.000%	11/01/48	706	739,749
3.000%	08/01/49	110	117,778
3.000%	12/01/49	1,228	1,298,512
3.000%	02/01/50	366	388,056
3.000%	05/01/50	1,048	1,118,338
3.000%	07/01/50	187	197,454
3.000%	08/01/50	131	138,812
3.000%	08/01/50	262	278,472
3.000%	09/01/50	27	28,991
3.000%	10/01/50	481	513,543
3.500%	TBA	5,720	6,052,140
3.500%	08/01/32	157	167,612
3.500%	11/01/32	117	125,484
3.500%	12/01/33	399	425,171
3.500%	02/01/35	9	9,524
3.500%	06/01/38	36	38,120
3.500%	10/01/41	8	8,991
3.500%	07/01/42	32	34,335
3.500%	06/01/43	13	14,427
3.500%	06/01/43	15	16,795
3.500%	07/01/43	79	86,142
3.500%	08/01/43	97	104,317
3.500%	09/01/43	42	45,827
3.500%	03/01/44	20	22,072
3.500%	07/01/44	52	56,123
3.500%	04/01/45	1	646
3.500%	04/01/45	17	17,871
3.500%	04/01/45	70	75,522
3.500%	05/01/45	49	53,551
3.500%	07/01/45	95	101,829
3.500%	09/01/45	94	100,851
3.500%	11/01/45	20	21,127
3.500%	11/01/45	20	21,592
3.500%	12/01/45	162	174,142
3.500%	01/01/46	74	80,218
3.500%	06/01/46	135	146,480
3.500%	02/01/47	19	20,753
3.500%	11/01/47	1,320	1,404,946
3.500%	12/01/47	6	6,313
3.500%	01/01/48	538	571,404
3.500%	02/01/48	32	33,965
3.500%	05/01/49	696	757,966
3.500%	10/01/49	758	829,257
3.500%	05/01/50	247	263,546
3.500%	07/01/50	267	283,309
4.000%	TBA	7,635	8,180,038
4.000%	11/01/40	24	26,368
4.000%	11/01/40	170	186,357
4.000%	12/01/40	6	7,056
4.000%	02/01/41	14	15,412
4.000%	02/01/41	18	19,356
4.000%	02/01/41	35	38,892
4.000%	02/01/41	46	50,866

A28

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	02/01/41	692	$761,826
4.000%	01/01/42	16	17,163
4.000%	08/01/42	28	31,521
4.000%	01/01/43	12	13,714
4.000%	03/01/44	171	189,581
4.000%	06/01/45	22	23,948
4.000%	09/01/45	6	6,952
4.000%	10/01/45	72	79,140
4.000%	10/01/45	1,540	1,692,897
4.000%	11/01/45	7	7,661
4.000%	12/01/45	7	7,989
4.000%	01/01/46	50	54,208
4.000%	03/01/46	17	18,453
4.000%	07/01/46	45	49,774
4.000%	09/01/46	6	6,108
4.000%	12/01/46	7	7,660
4.000%	02/01/47	53	57,793
4.000%	08/01/47	130	141,575
4.000%	10/01/47	187	202,651
4.000%	02/01/48	44	46,843
4.000%	11/01/49	147	156,930
4.500%	TBA	3,855	4,169,125
4.500%	08/01/24	2	2,219
4.500%	01/01/27	2	2,420
4.500%	09/01/35	17	19,395
4.500%	12/01/39	3	3,559
4.500%	03/01/40	7	7,496
4.500%	08/01/40	34	38,077
4.500%	10/01/40	19	20,929
4.500%	04/01/41	66	73,698
4.500%	05/01/41	8	9,219
4.500%	05/01/41	528	590,236
4.500%	01/01/44	22	24,954
4.500%	01/01/44	59	65,929
4.500%	04/01/44	29	32,128
4.500%	03/01/46	22	24,210
4.500%	03/01/46	99	110,030
4.500%	07/01/46	68	75,099
4.500%	09/01/46	205	230,579
4.500%	05/01/47	149	165,507
4.500%	06/01/48	281	308,215
4.500%	08/01/48	44	47,352
4.500%	08/01/48	73	78,443
4.500%	08/01/48	276	299,640
4.500%	12/01/48	246	266,728
4.500%	09/01/49	261	287,875
4.500%	11/01/49	10	11,155
4.500%	01/01/50	33	36,185
4.500%	05/01/50	64	69,556
5.000%	TBA	1,960	2,154,469
5.000%	10/01/33	8	9,415
5.000%	11/01/33	2	2,368
5.000%	11/01/33	2	2,411
5.000%	10/01/34	3	3,448
5.000%	04/01/35	1	1,519
5.000%	07/01/35	2	1,938
5.000%	07/01/35	6	6,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/01/35	8	$8,579
5.000%	10/01/35	10	11,265
5.000%	10/01/35	418	476,972
5.000%	07/01/41	124	141,698
5.000%	02/01/42	20	22,966
5.000%	05/01/42	15	17,293
5.000%	07/01/42	34	38,193
5.000%	12/01/47	51	57,574
5.000%	01/01/49	620	692,260
5.500%	04/01/34	4	5,074
5.500%	02/01/35	10	11,713
5.500%	11/01/35	19	21,682
5.500%	12/01/35	117	135,598
5.500%	01/01/36	4	4,281
5.500%	07/01/36	21	23,965
5.500%	08/01/37	25	29,308
5.500%	08/01/37	473	549,300
6.000%	02/01/34	77	88,317
6.000%	04/01/35	5	5,572
6.000%	04/01/35	5	5,958
6.000%	03/01/37	17	20,005
6.000%	01/01/40	4	4,790
6.000%	07/01/41	66	77,765
6.000%	07/01/41	264	311,856
6.500%	11/01/36	7	8,435
Government National Mortgage Assoc.
2.000%	TBA	4,660	4,727,170
2.500%	01/20/43	6	6,479
2.500%	08/20/51	3,094	3,193,906
2.500%	10/20/51	2,813	2,909,729
3.000%	03/20/43	169	180,673
3.000%	08/20/43	17	17,972
3.000%	05/20/46	107	113,074
3.000%	06/20/46	143	150,435
3.000%	07/20/46	63	66,143
3.000%	09/20/46	159	167,587
3.000%	10/20/46	1,364	1,435,879
3.000%	08/20/49	89	91,176
3.000%	10/20/49	140	143,435
3.000%	05/20/50	758	775,146
3.000%	04/20/51	1,607	1,681,477
3.000%	07/20/51	1,020	1,066,917
3.500%	TBA	927	975,034
3.500%	01/15/42	6	6,709
3.500%	03/20/42	15	15,965
3.500%	05/20/42	5	5,792
3.500%	06/20/42	250	270,838
3.500%	08/20/42	12	12,931
3.500%	12/20/42	6	6,643
3.500%	01/20/43	44	47,546
3.500%	02/20/43	15	15,923
3.500%	03/20/43	19	20,319
3.500%	04/20/43	50	53,920
3.500%	09/20/43	57	61,653
3.500%	10/15/43	22	23,246
3.500%	08/20/44	346	370,933
3.500%	01/20/45	282	304,511

A29

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	02/20/45	8	$8,482
3.500%	07/20/45	639	684,215
3.500%	10/20/45	11	11,905
3.500%	02/20/46	30	32,112
3.500%	02/20/46	33	35,555
3.500%	07/20/46	50	53,292
3.500%	10/20/46	3	3,167
3.500%	11/20/46	181	191,807
3.500%	01/20/47	160	170,036
3.500%	04/20/47	68	71,255
3.500%	07/20/47	102	108,251
3.500%	12/20/47	579	613,362
3.500%	02/20/48	131	141,593
3.500%	04/20/50	661	715,084
3.500%	08/20/51	757	803,155
4.000%	02/15/41	4	4,433
4.000%	03/15/41	4	4,334
4.000%	10/20/41	27	29,252
4.000%	04/20/42	19	20,603
4.000%	01/20/44	64	70,491
4.000%	02/20/44	21	22,540
4.000%	03/20/45	705	770,936
4.000%	01/20/46	36	39,580
4.000%	05/20/46	44	47,712
4.000%	04/20/47	218	233,638
4.000%	09/20/47	825	883,274
4.000%	10/20/50	591	629,586
4.500%	05/20/40	13	13,840
4.500%	01/20/41	20	22,571
4.500%	09/15/45	22	24,422
4.500%	11/20/46	196	218,253
4.500%	03/20/47	281	304,533
4.500%	08/20/47	117	126,520
4.500%	09/20/48	91	96,615
5.000%	01/20/33	1	1,178
5.000%	05/20/33	7	7,685
5.000%	12/20/34	5	5,725
5.000%	02/20/35	4	5,033
5.000%	03/20/35	4	3,955
5.000%	06/20/35	1	757
5.000%	08/20/35	3	3,861
5.000%	12/20/35	5	5,129
5.000%	01/20/36	1	1,436
5.000%	03/20/36	7	7,418
5.000%	04/15/39	4	4,710
5.000%	04/20/39	5	5,602
5.000%	09/15/39	2	2,016
5.000%	12/15/39	8	9,048
5.000%	01/15/40	7	7,717
5.000%	02/15/40	4	4,292
5.000%	05/20/40	9	10,208
5.000%	06/15/40	6	7,457
5.000%	06/20/40	8	9,336
5.000%	08/20/40	3	3,082
5.000%	10/20/40	37	42,597
5.000%	11/20/40	19	21,581
5.000%	06/20/41	13	14,246
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	08/20/42	2	$2,384
5.000%	11/20/42	15	17,297
5.000%	06/20/47	1	760
5.000%	07/20/47	57	62,222
5.000%	08/20/47	22	24,197
5.000%	10/20/47	39	43,227
5.000%	11/20/47	200	218,742
5.000%	02/20/48	38	41,927
5.000%	05/20/48	6	6,779
5.000%	06/20/48	28	30,242
5.000%	06/20/48	326	352,614
5.000%	09/20/48	143	154,620
5.000%	06/20/49	239	258,449
5.500%	08/20/38	7	8,151
5.500%	03/20/48	47	52,194
5.500%	04/20/48	34	38,252
5.500%	05/20/48	141	156,292
5.500%	09/20/48	—(r)	446
5.500%	10/20/48	11	12,129
5.500%	11/20/48	49	54,160
5.500%	12/20/48	140	154,897
5.500%	01/20/49	43	46,970
5.500%	03/20/49	185	204,666

Total U.S. Government Agency Obligations (cost $160,040,322)			160,438,755
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds
1.125%	05/15/40	7,760	6,708,762
1.250%	05/15/50	950	777,367
1.375%	08/15/50	2,295	1,937,482
1.875%	02/15/41	580	567,584
1.875%	02/15/51	3,225	3,076,852
2.000%	02/15/50	5,615	5,517,615
2.375%	05/15/51	165	176,138
3.125%	11/15/41	5,335	6,354,485
4.500%	05/15/38	230	319,412
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	2,731	2,914,956
0.125%	10/15/24	2,124	2,271,693
0.125%	04/15/25	486	521,414
0.125%	10/15/25	1,659	1,795,763
0.125%	04/15/26	2,425	2,624,996
0.125%	07/15/31	13	14,589
0.125%	02/15/51	15	16,558
0.250%	01/15/25	1,256	1,349,745
0.250%	07/15/29	17	18,881
0.375%	07/15/23	1,592	1,677,045
0.375%	07/15/25	1,037	1,131,632
0.375%	01/15/27	1,804	1,991,698
0.625%	01/15/24	3,793	4,046,753
0.625%	01/15/26	3,654	4,032,456
U.S. Treasury Notes
0.125%	08/31/23	3,135	3,126,795
0.250%	05/31/25	9,990	9,822,980
0.375%	04/30/25(k)	25,925	25,643,471
0.375%	11/30/25	11,765	11,542,568

A30

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.500%	03/31/25	3,500	$3,481,133
0.750%	03/31/26	15,035	14,930,460
1.125%	02/15/31	1,435	1,390,156
1.625%	05/15/31	4,400	4,452,250

Total U.S. Treasury Obligations (cost $127,848,127)			124,233,689

Total Long-Term Investments (cost $2,464,349,964)			3,003,102,508

	Shares
Short-Term Investments — 21.1%
Affiliated Mutual Funds — 20.4%
PGIM Core Ultra Short Bond Fund(wa)	604,587,267	604,587,267
PGIM Institutional Money Market Fund (cost $115,114,388; includes $115,108,532 of cash collateral for securities on loan)(b)(wa)	115,183,499	115,114,388

Total Affiliated Mutual Funds (cost $719,701,655)		719,701,655

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(h)(k)(n) — 0.7%
U.S. Treasury Bills
0.048%	12/30/21	26,010	26,007,730
(cost $26,006,905)

Total Short-Term Investments (cost $745,708,560)				745,709,385

TOTAL INVESTMENTS—106.0% (cost $3,210,058,524)				3,748,811,893

Liabilities in excess of other assets(z) — (6.0)%				(211,016,814)

Net Assets — 100.0%				$3,537,795,079

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIPE	Private Investments in Public Equity
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(64,005) and (0.0)% of net assets.
(1)	The Portfolio entered into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,643,094; cash collateral of $115,108,532 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.

A31

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded commitment with a SPAC outstanding at September 30, 2021:
Issuer(1)	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
Ermenegildo Zegna Corp.^	112,983	$1,129,830	$1,065,825	$(64,005)

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
105	2 Year U.S. Treasury Notes	Dec. 2021	$23,105,742	$(18,163)
231	5 Year U.S. Treasury Notes	Dec. 2021	28,353,446	(209,519)
80	10 Year U.S. Treasury Notes	Dec. 2021	10,528,750	(144,345)
5	10 Year U.S. Ultra Treasury Notes	Dec. 2021	726,250	1,009
52	20 Year U.S. Treasury Bonds	Dec. 2021	8,279,375	(178,236)
121	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	23,118,563	(644,256)
888	Mini MSCI EAFE Index	Dec. 2021	100,654,800	(4,558,617)
295	Mini MSCI Emerging Markets Index	Dec. 2021	18,372,600	(769,887)
341	Russell 2000 E-Mini Index	Dec. 2021	37,523,640	(601,828)
991	S&P 500 E-Mini Index	Dec. 2021	212,953,513	(8,692,076)
91	S&P Mid Cap 400 E-Mini Index	Dec. 2021	23,962,120	(590,728)
				(16,406,646)
Short Positions:
10	5 Year U.S. Treasury Notes	Dec. 2021	1,227,422	6,783
2	10 Year U.S. Treasury Notes	Dec. 2021	263,219	3,591
				10,374
				$(16,396,272)
Forward foreign currency exchange contract outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/21	Citibank, N.A.	AUD	75	$55,210	$54,226	$—	$(984)
Expiring 10/22/21	Citibank, N.A.	AUD	40	28,520	28,920	400	—
British Pound,
Expiring 11/19/21	Goldman Sachs International	GBP	40	55,590	53,898	—	(1,692)
Expiring 11/19/21	Goldman Sachs International	GBP	20	27,239	26,949	—	(290)
Canadian Dollar,
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	70	55,500	55,265	—	(235)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	35	27,224	27,632	408	—
Euro,
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	23	26,910	26,667	—	(243)
Expiring 11/19/21	UBS AG	EUR	46	54,542	53,336	—	(1,206)
New Zealand Dollar,
Expiring 10/22/21	Citibank, N.A.	NZD	76	54,298	52,461	—	(1,837)
Expiring 10/22/21	Citibank, N.A.	NZD	40	27,303	27,611	308	—
				$412,336	$406,965	1,116	(6,487)

A32

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contract outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Australian Dollar,
Expiring 10/22/21	Citibank, N.A.	AUD	40	$29,020	$28,920	$100	$—
Expiring 10/22/21	HSBC Bank PLC	AUD	75	54,375	54,227	148	—
British Pound,
Expiring 11/19/21	Citibank, N.A.	GBP	40	54,762	53,898	864	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	GBP	20	27,418	26,949	469	—
Canadian Dollar,
Expiring 10/22/21	Bank of America, N.A.	CAD	70	55,199	55,265	—	(66)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	35	27,719	27,632	87	—
Euro,
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	23	27,051	26,668	383	—
Expiring 11/19/21	UBS AG	EUR	46	53,938	53,335	603	—
New Zealand Dollar,
Expiring 10/22/21	Goldman Sachs International	NZD	40	27,793	27,611	182	—
Expiring 10/22/21	Morgan Stanley & Co. International PLC	NZD	76	53,311	52,460	851	—
				$410,586	$406,965	3,687	(66)
						$4,803	$(6,553)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	6,400	0.531%	$155,645	$154,787	$(858)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	97,200	0.531%	2,310,527	2,350,834	40,307
					$2,466,172	$2,505,621	$39,449
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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